Thornburg Limited Term Municipal
Fund National Portfolio

Semi Annual Report
DECEMBER 31, 2001

Thornburg Limited Term Municipal Fund National Portfolio
All data as of 12/31/2001

Fund facts:
hornburg Limited Term Municipal Fund National Portfolio

                        Thornburg               Thornburg
                      Limited Term             Limited Term
                  Municipal Fund Nat'l      Municipal Fund Nat'l
                        A Shares                  C Shares
SEC Yield                 3.14%                     2.78%
Taxable Equiv. Yields     5.16%                     4.56%
NAV                     $13.41                    $13.44
Max. Offering Price     $13.61                    $13.44

Total returns (Annual Average - After Subtracting Maximum Sales Charge)

One Year             3.27%       4.48%
Three Year ....      3.42%       3.56%
Five Year .....      4.12%       4.01%
Ten Year             4.91%        N/A
Fifteen Year ..      5.59%        N/A
Since Inception      6.35%       4.27%
Inception Date      9/28/84     9/1/94

Taxable equivalent yields assume a 39.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes.

The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 1.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders

January 28, 2002

Dear Fellow Shareholder:

I am pleased to present the Semiannual Report for the National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares decreased by 3 cents to $13.41 during the six-month period ending December 31, 2001. If you were with us for the entire period, you received dividends of 26.6 cents per share. If you reinvested dividends, you received 26.8 cents per share. Investors who owned C shares received dividends of 23.9 and 24.0 cents per share respectively.

During the period, interest rates on short-term bonds fell substantially, while interest rates on intermediate-term bonds rose somewhat. Within the Fund, the first half of the ladder (bonds which will mature in five years or less) generally rose in value, while the second half of the ladder (bonds which mature between five and ten years from today) declined in value. The net result was a slight decline in the price of the Fund and a total return which was a little less than the income earned over the period.

Over the course of the full year, however, the net asset value of the A shares rose by 8 cents, and the Fund outperformed the Lipper general municipal bond debt fund average.

We now have the steepest municipal bond yield curve in almost ten years. There is a 2.99% yield difference between a one-year and a twenty-year AAA municipal bond. Intermediate bonds benefit from a steep yield curve. In a stable interest rate environment, they tend to rise in value as they move closer to maturity.

Over the course of the year, yields on money market funds have dropped significantly. As of January 22nd, the average taxable money market was yielding 1.46%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.95% after taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg Limited Term Municipal Fund is a laddered portfolio of over 500 municipal obligations from 49 states and 2 U.S. territories. Approximately 92% of the bonds are rated A or better by one of the major rating agencies. Today, your fund's weighted average maturity is 5.0 years. We always keep it to 5 years or less. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

    % of portfolio                     Cumulative %
    maturing within                  maturing by end of

    1 years = 11%                      year 1 = 11%
    1 to 2 years = 7%                  year 2 = 18%
    2 to 3 years = 9%                  year 3 = 27%
    3 to 4 years = 10%                 year 4 = 37%
    4 to 5 years = 9%                  year 5 = 46%
    5 to 6 years = 8%                  year 6 = 54%
    6 to 7 years = 12%                 year 7 = 67%
    7 to 8 years = 10%                 year 8 = 77%
    8 to 9 years = 10%                 year 9 = 87%
    9 to 10 years = 9%                 year 10 = 96%

As of 12/31/01. Portfolio holdings can and do vary over time.

Letter to shareholders...continued


The municipal market has not been immune to credit problems. Early in the year, bonds backed by California investor owned utilities suffered declines when the price of their purchased power soared. This situation, and other factors, continues to erode the strength of some California bonds. Later in the year, bonds backed by airlines and other travel-related credits were hurt. Credit spreads also widened significantly on some New York bonds. We have been fortunate to have very little exposure to any of these problem areas.

Looking forward, there will be more credit challenges in 2002. While general fund balances at the state level are a robust $34.1 billion, spending is growing at twice the rate of revenues. In 2001, 17 states had to deal with mid-year budget shortfalls. So far in fiscal year 2002, 40 states are grappling with mid-year budget shortfalls. Clearly, some areas of the country are faring much better than others. We will continue to monitor the situation and make changes when they are appropriate.

Municipal bond issuance soared 43% to $286 billion in 2001. Supply was particularly strong in November and December and helped to create a buyers' market. We had a lot of cash to invest in that time period and were able to take advantage of the market's weakness. As of the beginning of 2002, ten-year AA municipal bonds are trading with over 91% of the yield of ten-year treasury bonds, before accounting for taxes. Municipal bonds rarely get that cheap relative to treasuries. We expect next years' supply to be somewhat lower than the 2001 supply, which should help the performance of municipal bonds in 2002.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. The Class A and Class C Shares of your fund earned Morningstar's 4-star overall rating* for risk-adjusted performance for the period ended December 31, 2001. Thank you for investing in Thornburg Limited Term Municipal National Fund.

Sincerely,




George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of December 31, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten-year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten-year (if applicable) risk-adjusted performance. The Limited Term National Fund Class A shares received five stars for the three-year period and four stars for the five and ten-year periods ended 12/31/01. The Limited Term National Fund Class C shares received four stars for the three-and five-year periods ended 12/31/01. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The Fund was rated exclusively against US-domiciled funds. The Fund was rated among 1,647, 1,445 and 487 municipal funds for the three, five and ten-year periods, respectively, ended 12/31/01.

Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

December 31, 2001
(unaudited)

ASSETS
Investments at value (cost $811,525,745)    $834,945,487
Cash ....................................        394,434
Receivable for investments sold .........      6,508,450
Receivable for fund shares sold .........      2,936,190
Interest receivable .....................     10,965,663
Prepaid expenses and other assets .......         43,437
         Total Assets ...................    855,793,661

LIABILITIES
Payable for investments purchased .......     34,845,291
Payable for fund shares redeemed ........        927,578
Accounts payable and accrued expenses ...        580,306
Payable to investment advisor (Note 3) ..        401,858
Dividends payable .......................        926,088
         Total Liabilities ..............     37,681,121

NET ASSETS ..............................   $818,112,540

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($680,131,947 applicable to 50,709,122 shares of beneficial interest
outstanding - Note 4)                                       $        13.41

Maximum sales charge, 1.50% of offering
price (1.52% of net asset value per share)                            0.20
Maximum Offering Price Per Share                             $       13.61

Class C Shares:
Net asset value and offering price per share ($34,721,070
applicable to 2,584,145 shares of beneficial interest
outstanding - Note 4)                                       $        13.44

Class I Shares:
Net asset value, offering and redemption price per share
($103,259,523 applicable to 7,697,521 shares of beneficial
interest outstanding - Note 4)                               $       13.41

See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

Six Months Ended December 31, 2001
(unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized
of $1,468,296)                 $        19,632,183

EXPENSES:
Investment advisory fees (Note 3) ....   1,867,745
Administration fees (Note 3)
         Class A Shares ..............     425,779
         Class C Shares ..............      18,880
         Class I Shares ..............      24,098
Distribution and service fees (Note 3)
         Class A Shares ..............     851,557
         Class C Shares ..............     149,852
Transfer agent fees (Note 3)
         Class A Shares ..............     145,235
         Class C Shares ..............      10,878
         Class I Shares ..............      10,639
Registration and filing fees (Note 3)
         Class A Shares ..............      11,498
         Class C Shares ..............       3,709
         Class I Shares ..............       5,653
Custodian fees .......................     160,225
Professional fees ....................      27,365
Accounting fees ......................      30,975
Director fees ........................      20,240
Other expenses .......................      96,032

               Total Expenses    .....   3,860,360
Less:
Expenses reimbursed by
investment advisor (Note 3)                (7,168)
Distribution and service
fees waived (Note 3)                      (64,557)

               Net Expenses              3,788,635

               Net Investment Income    15,843,548

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain on investments sold      188,939
Decrease in unrealized
depreciation of investments             (2,290,645)

             Net Realized and Unrealized
             Loss on Investments        (2,101,706)

             Net Increase in Net
             Assets Resulting
             From Operations     $       13,741,842

See notes to financial statements.

Statement of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
(unaudited)

                                      Six Months Ended        Year Ended
                                      December 31, 2001      June 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................ $ 15,843,548          $ 33,203,375
Net realized gain on investments sold       188,939             1,525,531
Increase (decrease) in unrealized
appreciation of investments ........     (2,290,645)           20,125,031

Net Increase in Net Assets
Resulting from Operations                13,741,842            54,853,937

DIVIDENDS TO SHAREHOLDERS: ...........................................
From net investment income
         Class A Shares                (13,266,417)           (28,484,445)
         Class C Shares                   (523,337)              (882,235)
         Class I Shares                 (2,053,794)            (3,836,695)

FUND SHARE TRANSACTIONS (Note 4):
        Class A Shares ....             27,569,749            (37,362,732)
        Class C Shares                  10,099,685              2,840,273
        Class I Shares                  17,454,963              7,394,830

Net Increase (Decrease)
in Net Assets                           53,022,691             (5,477,067)

NET ASSETS:
Beginning of period                    765,089,849            770,566,916

End of period                 $        818,112,540    $       765,089,849


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

December 31, 2001

Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 2001 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended December 31, 2001, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 2001, the Adviser voluntarily reimbursed certain class specific transfer agent and administrative fees of $7,168 for Class I.

The Fund has an underwriting agreement with Thornburg
Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 2001, the Distributor has advised the Portfolio that it earned commissions aggregating $6,989 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $2,489 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the six months ended December 31, 2001, are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  4 - Shares of Beneficial Interest
At December 31, 2001 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $802,717,146. Transactions in shares of beneficial interest were as follows:

                                          Six Months Ended                   Year Ended
                                          December 31, 2001                 June 30, 2001
Class A Shares
                                        Shares      Amount              Shares        Amount

Shares sold ...................     5,413,690    $  73,356,541        5,733,637    $  76,615,121
Shares issued to shareholders in
reinvestment of dividends ...         610,595        8,271,295        1,316,338       17,498,940
Shares repurchased ............    (3,997,062)     (54,058,087)      (9,887,203)    (131,476,793)

Net Increase (Decrease) .......     2,027,223    $  27,569,749       (2,837,228)   $ (37,362,732)

Class C Shares
Shares sold ....................      904,409     $ 12,280,904          613,527    $   8,194,993
Shares issued to shareholders in
   reinvestment of dividends ...       27,458          372,565           50,533          673,366
Shares repurchased .............     (188,024)      (2,553,784)        (453,635)      (6,028,086)

Net Increase ...................      743,843     $ 10,099,685          210,425    $   2,840,273

Class I Shares
Shares sold ..................      1,740,742     $ 23,621,616        1,987,687    $  26,442,977

Shares issued to Shareholders in
   reinvestment of dividends .        120,693       1 ,635,130          232,977        3,103,783
Shares repurchased ...........       (574,943)      (7,801,783)      (1,664,851)     (22,151,930)

Net Increase .................      1,286,492    $  17,454,963          555,813    $   7,394,830


Note 5 - Securities Transactions
For the six months ended December 31, 2001, the Portfolio had purchase and sale transactions (excluding short-term securities) of $168,940,232 and $60,869,740.

The cost of investments for Federal income tax purposes is $811,525,745.

At December 31, 2001, net unrealized appreciation of investments based on cost for Federal income tax purposes, was $23,419,742 resulting from $24,698,669 gross unrealized appreciation and $1,278,927 gross unrealized depreciation.

Accumulated net realized losses from security transactions included in net assets at December 31, 2001 aggregated $8,024,346.

At June 30, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
         2002       285,933
         2003       637,388
         2004     2,770,843
         2008     1,088,098
         2009     3,565,103

                 $8,347,365

Financial highlights
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                      Six Months Ended                      Year Ended
                                        December 31,                         June 30
                                            2001       2001       2000       1999      1998       1997

CLASS A SHARES:
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period   $   13.44  $   13.06  $   13.26  $   13.50  $   13.44  $   13.35
Income from investment operations:
Net investment income ..............        0.27       0.58       0.59       0.59       0.61       0.62
         Net realized and unrealized
   gain (loss) on investments ......       (0.03)      0.38      (0.20)     (0.24)      0.06       0.09

Total from investment operations ...        0.24       0.96       0.39       0.35       0.67       0.71

Less dividends from:
         Net investment income .....       (0.27)     (0.58)     (0.59)     (0.59)     (0.61)     (0.62)

Change in net asset value ..........       (0.03)      0.38      (0.20)     (0.24)      0.06       0.09

Net asset value, end of period .....   $   13.41  $   13.44  $   13.06  $   13.26  $   13.50  $   13.44

Total Return (a) ...................        1.75%      7.49%      3.00%     2.58%      5.05%      5.46%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income ............          3.89%(c)   4.36%      4.48%     4.35%      4.50%      4.65%
Expenses, after expense reductions          0.97%(b)(c)0.99%(b)   0.96%(b)  0.96%(b)   0.97%      0.96%

Portfolio turnover rate                     8.06%     25.37%     33.65%    22.16%     24.95%     23.39%
Net assets
at end of period (000)               $   680,132  $  654,157  $ 672,775 $ 807,232 $  836,947  $ 837,621

(a)  Sales loads are not reflected in computing total return.
(b)  After expense reductions of less than 0.01%.
(c)  Annualized

Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                      Six Months Ended                  Year Ended
                                         December 31,                    June 30,
                                            2001       2001       2000      1999        1998     1997
CLASS C SHARES:
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period   $   13.46  $   13.08  $   13.28  $   13.53  $   13.46  $  13.37
Income from investment operations:
    Net investment income ..........        0.24       0.53       0.53       0.53       0.55      0.57
    Net realized and unrealized
      gain (loss) on investments ...       (0.02)      0.38      (0.20)     (0.25)      0.07      0.09

Total from investment operations ...        0.22       0.91       0.33       0.28       0.62      0.66

Less dividends from:
    Net investment income ..........       (0.24)     (0.53)     (0.53)     (0.53)     (0.55)    (0.57)

Change in net asset value ..........       (0.02)      0.38      (0.20)     (0.25)      0.07      0.09

Net asset value, end of period .....   $   13.44  $   13.46  $   13.08  $   13.28  $   13.53  $  13.46

Total return (a) ...................        1.62%      7.07%      2.57%      2.08%      4.70%     5.02%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income .........         3.46%(b)   3.96%      4.06%      3.93%      4.08%     4.24%
    Expenses, after expense reductions      1.37%(b)   1.38%      1.38%      1.38%      1.38%     1.38%
    Expenses, before expense reduction      1.80%(b)   1.85%      1.82%      1.78%      1.83%     1.86%

Portfolio turnover rate                     8.06%     25.37%     33.65%     22.16%     24.95%    23.39%
Net assets
at end of period (000)           $        34,721  $  24,773   $ 21,322   $ 28,048   $ 22,729  $ 19,475

(a)  Sales loads are not reflected in computing total return.
(b)  Annualized

Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                     Six Months Ended                    Year Ended
                                       December 31,                      June 30,
                                            2001       2001       2000       1999      1998       1997

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period   $   13.44  $   13.06  $   13.26  $   13.51  $   13.44  $   13.27
Income from investment operations:
         Net investment income .....        0.29       0.63       0.63       0.64       0.66       0.66
         Net realized and unrealized
   gain (loss) on investments ......       (0.03)      0.38      (0.20)     (0.25)      0.07       0.17

Total from investment operations ...        0.26       1.01       0.43       0.39       0.73       0.83

Less dividends from:
Net investment income ..............       (0.29)     (0.63)     (0.63)     (0.64)     (0.66)     (0.66)

Change in net asset value ..........       (0.03)      0.38      (0.20)     (0.25)      0.07       0.17

Net asset value, end of period .....   $   13.41  $   13.44  $   13.06  $   13.26  $   13.51  $   13.44

Total return (a) ...................        1.94%      7.91%      3.37%      2.87%      5.52%      6.42%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income                      4.26%(b)    4.75%      4.84%      4.71%      4.85%      5.01%(b)
Expenses, after expense reductions         0.60%(b)    0.60%      0.60%      0.60%      0.60%      0.60%(b)
Expenses, before expense reductions        0.61%(b)    0.65%      0.62%      0.61%      0.66%      0.79%(b)

Portfolio turnover rate                    8.06%      25.37%     33.65%     22.16%     24.95%     23.39%
Net assets
at end of period (000)         $        103,260 $    86,160  $  76,470   $ 81,326   $ 77,605  $   35,746

(a)  Not annualized for periods less than one year.
(b)  Annualized.
     *Sales of Class I shares commenced on July 5, 1996.


Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 2001    CUSIPS: Class A - 532-723-103, Class C - 532-723-509,
Class I - 532-723-806
NASDAQ Symbols: Class A - LTMFX, Class C - LTMCX, Class I - LTMIX

Alabama                         (1.60%)
455,000                         Alabama A & M University      Aaa/AAA                       $470,579
                                Housing & General Fee
                                Revenue Series 1992, 5.90%
                                due 11/1/2002  (Living &
                                Learning Center Project;
                                Insured: MBIA
1,000,000                       Alabama Water Pollution       Aaa/AAA                       1,005,740
                                Control Authority Series
                                1991, 6.45% due 8/15/2002
                                (Insured: AMBAC)
980,000                         Birmingham, 7.25% due         NR/NR                         1,082,586
                                7/1/2004  (ETM)*
1,495,000                       Houston County Hospital       Aaa/AAA                       1,600,951
                                Board Revenue Refunding
                                Series 1984, 7.625% due
                                4/1/2007  pre-refunded
                                2/15/02 @ 100 (South East
                                Alabama Medical Center
                                Project)
1,000,000                       Morgan County Decatur         NR/AAA                        1,059,010
                                Health Care Authority
                                Hospital Revenue, 6.10% due
                                3/1/2007 (Insured: Connie
                                Lee)
905,000                         Saraland General              NR/A                          911,426
                                Obligation, 4.90% due
                                8/1/2008
1,920,000                       Scottsboro Industrial         NR/NR                         1,923,533
                                Development Board
                                Refunding, 5.25% due
                                5/1/2009 (LOC: PNC Bank)
500,000                         Shelby County Series A,       Aaa/AAA                       505,490
                                7.20% due 8/1/2005
                                (Insured: MBIA)
5,000,000                       Wilsonville Industrial        Aaa/AAA                       5,107,000
                                Development Board Pollution
                                Control Revenue Refunding,
                                4.20% due 6/1/2019
                                (Southern Electric Gaston
                                Project) (Insured: AMBAC)
Alaska                          (0.30%)
2,500,000                       North Slope Borough General   Aaa/AAA                       2,552,075
                                Obligation Refunding Series
                                1992-A, 5.80% due 6/30/2002
                                (Insured: MBIA)
Arizona                         (1.20%)
235,000                         Glendale Water and Sewer      Aaa/AAA                       238,443
                                Revenue, 9.00% due
                                7/1/2003  (ETM)*
4,000,000                       Maricopa County Pollution     P1/BBB                        4,002,520
                                Control Corporation
                                Pollution Control Revenue
                                Refunding, 3.30% due
                                5/1/2029
500,000                         Maricopa County Unified       Baa1/A-                       521,550
                                School District 40 G.O.,
                                5.60% due 7/1/2003
350,000                         Phoenix Water Systems         Aaa/AAA                       360,350
                                Revenue, 8.80% due
                                6/1/2002  (ETM)*
1,000,000                       Pima County Industrial        Baa3/NR                       999,110
                                Development Authority
                                Education Revenue Series C,
                                6.40% due 7/1/2013
                                (Arizona Charter Schools
                                Project)
840,000                         Pima County Industrial        Aaa/AAA                       867,476
                                Development Authority
                                Industrial Revenue
                                Refunding Lease Obligation
                                A, 7.25% due 7/15/2010
                                (Insured: FSA)
2,000,000                       Pima County/Tucson Unified    Aaa/AAA                       2,039,500
                                School District 1 School
                                Improvement Series 1992-D,
                                5.50% due 7/1/2002
                                (Insured: FGIC)
500,000                         Tucson Water Revenue Series   Aa3/A+                        655,425
                                D, 9.75% due 7/1/2008
Arkansas                        (0.80%)
1,000,000                       Jefferson County Hospital     NR/A                          1,035,210
                                Revenue Refunding &
                                Improvement, 5.50% due
                                6/1/2010  (Regional Medical
                                Center Project)
1,075,000                       Jefferson County Hospital     NR/A                          1,108,250
                                Revenue Refunding &
                                Improvement, 5.50% due
                                6/1/2011  (Regional Medical
                                Center Project)
2,645,000                       Little Rock Hotel and         A3/NR                         3,039,713
                                Restaurant Gross Receipts
                                Tax Refunding, 7.125% due
                                8/1/2009
1,735,000                       Rogers Sales and Use Tax      A1/AA                         1,835,283
                                Revenue, 6.00% due
                                11/1/2007
California                      (3.00%)
1,100,000                       California Statewide          Aaa/AAA                       1,100,099
                                Communities Development
                                Authority Certificate of
                                Participation, 8.11%
                                (inverse floater) due
                                1/1/2002  (Motion Picture &
                                Television Fund Project;
                                Insured: AMBAC)
2,900,000                       Irvine Ranch Water            VMIG1/A1+                     2,900,000
                                District, 1.70% due
                                8/1/2016  put 9/2/01 (daily
                                demand notes)
40,000                          Los Angeles Department        Aaa/A+                        45,305
                                Water and Power Electric
                                Plant Revenue Crossover
                                Refunding, 9.00% due
                                9/1/2004  , pre-refunded
                                9/1/03
420,000                         Los Angeles Department        Aa3/A+                        469,367
                                Water and Power Electric
                                Plant Revenue Crossover
                                Refunding, 9.00% due
                                9/1/2004
40,000                          Los Angeles Department        Aa3/A+                        44,984
                                Water and Power Electric
                                Plant Revenue Crossover
                                Refunding, 9.00% due
                                9/1/2004  (ETM)*
7,600,000                       Orange County Refunding       Aaa/AAA                       8,267,356
                                Recovery, 6.50% due
                                6/1/2004 (Insured: MBIA)
5,200,000                       Orange County Refunding       Aaa/AAA                       5,793,320
                                Recovery, 6.50% due
                                6/1/2005 (Insured: MBIA)
500,000                         Orange County Various         VMIG1/A1+                     500,000
                                Sanitation Dists
                                Certificates Participation
                                Refunding Series B, 1.70%
                                due 8/1/2030
1,000,000                       San Francisco Port            A1/A-                         1,095,110
                                Community Revenue, 9.00%
                                due 7/1/2003
4,180,000                       Santa Margarita & Dana        Aaa/AAA                       4,645,527
                                Point Authority Revenue
                                Improvement District Series
                                A, 9.50% due 8/1/2003
                                (Insured: MBIA)
Colorado                        (3.10%)
4,775,000                       Adams County Company          NR/A-1                        4,871,216
                                Hospital Revenue Refunding,
                                5.10% due 2/1/2020  put
                                2/1/03 (Platte Valley Med
                                Center Project A: LOC: Bank
                                One)
1,465,000                       Boulder Urban Renewal         Aaa/AAA                       1,476,281
                                Authority Tax Increment
                                Refunding Series 1992,
                                6.00% due 3/1/2002
                                (Insured: MBIA)
6,000,000                       Central Platte Valley         NR/A-1                        6,009,060
                                Metropolitan District
                                Company Refunding Series A,
                                5.00% due 12/1/2031
1,950,000                       Colorado Department           Aaa/AAA                       2,160,912
                                Transport Revenue
                                Anticipation Notes, 6.00%
                                due 6/15/2008 (Insured:
                                AMBAC)
400,000                         Colorado Housing Finance      Aa2/AA                        413,792
                                Authority Senior Series
                                E-3, 5.15% due 8/1/2007
500,000                         Colorado Housing Finance      Aa2/AA                        518,205
                                Authority Single Family
                                Program Senior Series D-3,
                                5.15% due 4/1/2011
2,395,000                       Colorado Student Obligation   NR/NR                         2,461,342
                                Bond Authority Student Loan
                                Revenue Series B, 5.90% due
                                9/1/2002  (ETM)*
500,000                         Denver City & County          Aaa/AAA                       537,775
                                Certificates Participation
                                Series A, 5.50% due
                                5/1/2006 (Insured: MBIA)
260,000                         Denver Health & Hospital      Baa2/BBB+                     265,884
                                Authority Series A, 5.25%
                                due 12/1/2008
430,000                         Denver Health & Hospital      Baa2/BBB+                     438,062
                                Authority Series A, 5.25%
                                due 12/1/2009
200,000                         Denver Health & Hospital      Baa2/BBB+                     202,548
                                Authority Series A, 5.25%
                                due 12/1/2010
500,000                         El Paso County School         Aa3/NR                        573,625
                                District General Obligation
                                20 Series B, 8.25% due
                                12/15/2004  (State Aid
                                Withholding)
2,175,000                       Highlands Ranch Metro         Aaa/AAA                       2,333,405
                                District 2 General
                                Obligation, 6.00% due
                                6/15/2004 (Insured: FSA)
1,000,000                       Superior Metropolitan         NR/AA-                        1,043,540
                                District Number 1 Variable
                                Refunding & Improvement
                                Series A, 5.45% due
                                12/1/2020  put 12/1/04
                                (LOC: BNP)
2,725,000                       Westminister Multi Family     NR/AA                         2,779,118
                                Housing Revenue Series
                                1995, 5.95% due 9/1/2015
                                put 9/1/06 (Semper Village
                                Apartments Project;
                                Insured: AXA)
Connecticut                     (0.60%)
1,685,000                       Bridgeport General            Aaa/AAA                       1,819,008
                                Obligation, 6.00% due
                                3/1/2005 (Insured: AMBAC)
1,325,000                       Bridgeport General            Aaa/AAA                       1,443,840
                                Obligation, 6.00% due
                                3/1/2006 (Insured: AMBAC)
1,045,000                       Capitol Region Education      NR/BBB                        1,112,465
                                Council, 6.375% due
                                10/15/2005
500,000                         New Haven General             A3/A-                         555,895
                                Obligation, 9.50% due
                                11/15/2003
District of Columbia            (1.40%)
785,000                         District of Columbia          NR/BBB                        798,675
                                Certificate of
                                Participation Series 1993,
                                6.875% due 1/1/2003
1,505,000                       District of Columbia          Aaa/AAA                       1,492,689
                                General Obligation Capital
                                Appreciation Refunding, 0%
                                due 6/1/2002 (Insured:
                                MBIA)
4,430,000                       District of Columbia          Aaa/AAA                       4,808,676
                                Hospital Revenue, 5.70% due
                                8/15/2008  (Medlantic
                                Healthcare Project;
                                Insured: MBIA)  (ETM)*
315,000                         District of Columbia          Aaa/NR                        320,298
                                Refunding Series A, 5.625%
                                due 6/1/2002
1,000,000                       District of Columbia          Aaa/AAA                       1,037,020
                                Revenue, 6.00% due
                                7/15/2003  (Children's
                                Hospital Project;  Insured:
                                FGIC)
1,330,000                       District of Columbia          Aaa/AAA                       1,449,607
                                Revenue, 6.00% due
                                8/15/2005  (Medlantic
                                Healthcare Project;
                                Insured: MBIA)  (ETM)*
500,000                         District of Columbia          Aaa/AAA                       543,735
                                Revenue, 6.00% due
                                1/1/2007  (American
                                Association Advancement
                                Science Project ; Insured:
                                AMBAC)
65,000                          District of Columbia          Baa1/BBB+                     65,978
                                Unrefunded Balance
                                Refunding A, 5.625% due
                                6/1/2002
750,000                         Washington District Of        Aaa/AAA                       789,398
                                Columbia Convention Center
                                Authority Dedicated Tax
                                Revenue, 5.00% due
                                10/1/2006 (Insured: AMBAC)
Florida                         (3.50%)
5,500,000                       Broward County Resource       A3/AA-                        5,696,845
                                Recovery Revenue Refunding,
                                5.375% due 12/1/2009
140,000                         Cape Coral Special            Aaa/AAA                       145,953
                                Obligation Revenue
                                Pre-refunded Wastewater
                                Green, 6.10% due 7/1/2005
                                pre-refunded 7/1/02
2,996,000                       Crossings At Fleming Island   Aaa/AAA                       3,216,326
                                Community Development
                                Refunding Series B, 5.45%
                                due 5/1/2010 (Insured:
                                MBIA)
200,000                         East County Water Control     NR/AA                         210,016
                                District Lee County Drain,
                                5.50% due 11/1/2003
                                (Insured: Asset Guaranty)
2,565,000                       Florida State Board Of        Aa2/AA+                       2,572,592
                                Education Capital Outlay
                                Series B, 5.00% due
                                6/1/2011
75,000                          Hillsborough County Utility   Aaa/AAA                       82,589
                                Revenue Refunding, 9.75%
                                due 12/1/2003  (ETM)*
3,850,000                       Miami Dade County Special     A3/NR                         3,909,328
                                Housing Revenue Refunding,
                                5.80% due 10/1/2012
1,500,000                       Orange County Florida         Aaa/NR                        1,500,000
                                School District Series B,
                                1.85% due 8/1/2025
                                put1/02/02 (daily demand
                                notes)
1,395,000                       Orange County Health          Baa1/A-                       1,459,589
                                Facilities Authority, 5.80%
                                due 11/15/2009  (Hospital
                                Adventist Health System
                                Project)
3,120,000                       Orange County Health          Aaa/AAA                       3,493,464
                                Facilities Authority
                                Revenue, 6.25% due
                                11/15/2008 (Hospital
                                Adventist Health Systems
                                Project;  Insured: AMBAC)
925,000                         Orange County Health          Aaa/AAA                       1,030,395
                                Facilities Authority
                                Revenue Unrefunded Balance
                                Series A, 6.25% due
                                10/1/2007  (Orlando
                                Regional Hospital Project)
                                (Insured: MBIA)
940,000                         Palm Beach County             NR/A+                         1,019,627
                                Industrial Development
                                Revenue Series 1996, 6.00%
                                due 12/1/2006
                                (Lourdes-Noreen McKeen
                                Residence for  Geriatric
                                Care Project; LOC: Allied
                                Irish Bank)
4,845,000                       Pelican Marsh Community       NR/NR                         4,862,394
                                Development District
                                Refunding Series A, 5.00%
                                due 5/1/2011 (Insured:
                                Asset Guaranty)
Georgia                         (0.30%)
1,700,000                       Burke County Development      Aaa/AAA                       1,814,529
                                Authority Pollution, 6.35%
                                due 1/1/2004 (Oglethorpe
                                Power Corporation Project)
                                (Insured: MBIA)
1,000,000                       Georgia Municipal Gas         NR/A-                         1,047,350
                                Authority Gas Revenue,
                                6.30% due 7/1/2009
                                (Southern Storage Gas
                                Project)
Guam                            (0.10%)
800,000                         Guam Government General       NR/BBB-                       802,320
                                Obligation Series A, 5.90%
                                due 9/1/2005
Hawaii                          (0.30%)
1,500,000                       Hawaii State Department       A2/A                          1,556,280
                                Budget & Finance Special
                                Purpose Mortgage Revenue,
                                5.70% due 7/1/2003
                                (Kapiolani Health Care
                                System Project)
1,000,000                       Honolulu City & County        Aa3/AA-                       1,141,580
                                Refunding Series A, 7.35%
                                due 7/1/2006
Idaho                           (0.00%)
245,000                         Boise Urban Renewal Agency    NR/BBB+                       250,424
                                Package Revenue Tax
                                Increment Series A, 6.00%
                                due 9/1/2002
Illinois                        (11.70%)
3,345,000                       Champaign County Community    Aaa/AAA                       2,414,722
                                Unit Series C, 0% due
                                1/1/2009 (Insured: FGIC)
2,000,000                       Chicago Board of Education,   Aaa/AAA                       2,212,580
                                6.00% due 12/1/2009
                                (Insured: FGIC)
7,000,000                       Chicago Housing Authority     Aa3/AA                        7,191,380
                                Capital, 5.00% due 7/1/2008
2,300,000                       Chicago Housing Authority     Aa3/AA                        2,378,039
                                Capital Program Revenue,
                                5.25% due 7/1/2010
1,700,000                       Chicago Illinois Park         Aa3/AA                        1,897,574
                                District, 6.60% due
                                11/15/2014
2,000,000                       Chicago Metropolitan Water    Aa1/AA+                       2,268,440
                                Reclamation District, 6.90%
                                due 1/1/2007
1,340,000                       Chicago Midway Airport        Aaa/AAA                       1,407,871
                                Revenue Series A, 5.40% due
                                1/1/2009 (Insured: MBIA)
5,000,000                       Chicago O' Hare               A1/A+                         5,085,300
                                International Airport
                                Revenue Refunding Senior
                                Lien Series A, 4.90% due
                                1/1/2006
1,000,000                       Chicago O'Hare                Aaa/AAA                       1,061,760
                                International Airport
                                Revenue, 5.375% due
                                1/1/2007 (Insured: AMBAC)
1,000,000                       Chicago O'Hare                Aaa/AAA                       1,038,820
                                International Airport
                                Revenue Series C 1, 5.00%
                                due 1/1/2008 (Insured:
                                MBIA)
1,000,000                       Chicago Park District         Baa1/A                        1,033,130
                                Parking Facility Revenue,
                                5.25% due 1/1/2004
1,000,000                       Chicago Park District         Baa1/A                        1,041,600
                                Parking Facility Revenue,
                                5.75% due 1/1/2010
5,000,000                       Chicago Tax Increment         Aaa/AAA                       4,319,550
                                Allocation Capital
                                Appreciation Central Series
                                A, 0% due 12/1/2005
                                (Insured: AMBAC)
1,000,000                       Collinsville Leased           Aaa/AAA                       1,046,590
                                Facilities Revenue
                                Refunding, 5.15% due
                                11/1/2004 (Insured: MBIA)
2,545,000                       Cook and Will Counties        Aaa/AAA                       2,198,651
                                Township High School
                                District 206 Series C, 0%
                                due 12/1/2005 (Insured:
                                FSA)
1,800,000                       Cook County Community         Aaa/AAA                       1,800,000
                                College District 508 COP,
                                8.50% due 1/1/2002
                                (Insured: FGIC)
3,350,000                       Cook County Community         Aaa/AAA                       3,178,915
                                Unified School District 401
                                Series 1996, 0% due
                                12/1/2003 (Insured: FSA)
995,000                         Cook County Pre-refunded      Aaa/AAA                       1,086,082
                                Capital Improvement, 5.50%
                                due 11/15/2008 pre-refunded
                                11/15/06
5,000,000                       Du Page County Forest         Aaa/AAA                       3,484,350
                                Preservation District, 0%
                                due 11/1/2009
1,500,000                       Glenview Multi Family         NR/AAA                        1,518,960
                                Revenue Refunding, 5.20%
                                due 12/1/2027  put 12/1/07
                                (Collateralized: FNMA)
2,000,000                       Illinois Development          Aaa/AAA                       2,144,380
                                Finance Authority Pollution
                                Control Revenue Refunding,
                                5.70% due 1/15/2009
                                (Commonwealth Edison
                                Company Project;  Insured:
                                MBIA)
3,635,000                       Illinois Development          Aaa/AAA                       3,959,169
                                Finance Authority Revenue,
                                6.00% due 11/15/2009
                                (Adventist Health Project)
                                (Insured: MBIA)
3,860,000                       Illinois Development          Aaa/AAA                       4,216,008
                                Finance Authority Revenue,
                                6.00% due 11/15/2010
                                (Adventist Health Project)
                                (Insured: MBIA)
400,000                         Illinois Development          NR/BBB                        409,392
                                Finance Authority Revenue
                                Refunding Community Rehab
                                Providers A, 5.60% due
                                7/1/2004
1,000,000                       Illinois Development          NR/BBB                        1,023,940
                                Finance Authority Revenue
                                Refunding Community Rehab
                                Providers A, 5.60% due
                                7/1/2005
1,000,000                       Illinois Development          NR/BBB                        1,022,060
                                Finance Authority Revenue
                                Refunding Community Rehab
                                Providers A, 5.60% due
                                7/1/2006
500,000                         Illinois Health Facilities    A3/A-                         523,440
                                Authority Revenue, 5.20%
                                due 10/1/2003 (Illinois
                                Masonic Medical Center
                                Project) (ETM)*
2,000,000                       Illinois Health Facilities    A1/AA                         2,092,080
                                Authority Revenue, 5.50%
                                due 11/15/2003 (Advocate
                                Network Health Care
                                Project)
915,000                         Illinois Health Facilities    A2/A                          956,907
                                Authority Revenue, 5.50%
                                due 11/15/2007
1,000,000                       Illinois Health Facilities    A2/A                          1,038,710
                                Authority Revenue, 5.75%
                                due 11/15/2007  (OSF
                                Healthcare System Project)
1,290,000                       Illinois Health Facilities    A1/NR                         1,405,481
                                Authority Revenue, 6.50%
                                due 2/15/2008  (Iowa Health
                                System Project)
1,375,000                       Illinois Health Facilities    A1/NR                         1,502,902
                                Authority Revenue, 6.50%
                                due 2/15/2009  (Iowa Health
                                System Project)
1,465,000                       Illinois Health Facilities    A1/NR                         1,607,662
                                Authority Revenue, 6.50%
                                due 2/15/2010  (Iowa Health
                                System Project)
1,560,000                       Illinois Health Facilities    Aaa/AAA                       1,706,765
                                Authority Revenue, 6.00%
                                due 2/15/2011  (Iowa Health
                                System Project; Insured:
                                AMBAC)
1,035,000                       Illinois Health Facilities    Baa2/NR                       1,061,672
                                Authority Revenue Series
                                1992, 7.00% due 7/1/2002
                                (Trinity Medical Center
                                Project)  (ETM)*
495,000                         Illinois Health Facilities    NR/NR                         506,608
                                Authority Revenue Series
                                1993-A, 7.875% due
                                8/15/2005  (Community
                                Provider Pooled Loan
                                Program Project)
1,925,000                       Illinois Health Facilities    Aaa/NR                        2,229,824
                                Authority Revenue Series A,
                                9.25% due 7/1/2024
                                pre-refunded 7/1/04
                                (Edgewater Medical Center
                                Project)
1,040,000                       Illinois Hospital District,   Aaa/AAA                       1,104,917
                                5.50% due 1/1/2010
                                (Insured: FGIC)
1,315,000                       Illinois Industrial           Baa1/BBB+                     1,328,610
                                Pollution Control Financing
                                Authority Revenue, 5.875%
                                due 5/15/2007
                                (Commonwealth Edison
                                Company Project)
500,000                         Illinois State COPS Central   Aaa/AAA                       524,215
                                Management Department,
                                5.00% due 7/1/2007
                                (Insured: AMBAC)
1,150,000                       Kane, Mc Henry, Cook and De   Aaa/AAA                       750,110
                                Kalb Counties Community
                                Unit School District Number
                                300, 0% due 12/1/2010
                                (Insured: AMBAC)
2,000,000                       Lake County Community High    Aaa/NR                        1,641,360
                                School District Number 117
                                Series B, 0% due 12/1/2006
                                (Insured: FGIC)
3,235,000                       Lake County Community High    Aaa/NR                        1,993,925
                                School District Number 117
                                Series B, 0% due 12/1/2011
                                (Insured: FGIC)
1,000,000                       McHenry and Kane Counties     Aaa/AAA                       683,160
                                Community Consolidated
                                School District Number 158,
                                0% due 1/1/2010 (Insured:
                                FGIC)
1,350,000                       McLean County Public          NR/NR                         1,407,699
                                Building Series B, 7.30%
                                due 12/1/2002  (Law &
                                Justice Center Project)
                                (ETM)*
3,900,000                       Metropolitan Pier and         Aaa/AAA                       3,595,332
                                Exposition Authority, 0%
                                due 6/15/2004 (Insured:
                                AMBAC)
2,445,000                       Naperville City, Du Page &    NR/A+                         2,579,524
                                Will Counties Economic
                                Development Revenue, 6.10%
                                due 5/1/2008  (Hospital and
                                Health System Association
                                Project; LOC: American
                                National Bank)
1,100,000                       Peoria Public Building        Aaa/NR                        852,731
                                Commission School District
                                Facilities Revenue, 0% due
                                12/1/2007 (Insured: FGIC)
6,300,000                       University of Illinois        Aaa/AAA                       5,206,509
                                University Revenues, 0% due
                                10/1/2006 (Insured: MBIA)
900,000                         Will & Kendall Counties       Aaa/AAA                       903,321
                                Community School District
                                202 General Obligation,
                                5.45% due 1/1/2005
                                (Insured: AMBAC)
Indiana                         (5.20%)
965,000                         Allen County Economic         NR/NR                         1,002,210
                                Development Revenue First
                                Mortgage, 5.20% due
                                12/30/2005  (Indiana
                                Institute of Technology
                                Project)
690,000                         Allen County Economic         NR/NR                         716,848
                                Development Revenue First
                                Mortgage, 5.30% due
                                12/30/2006  (Indiana
                                Institute of Technology
                                Project)
1,110,000                       Allen County Economic         NR/NR                         1,140,947
                                Development Revenue First
                                Mortgage, 5.60% due
                                12/30/2009  (Indiana
                                Institute of Technology
                                Project)
1,115,000                       Allen County Jail Building    Aa3/NR                        1,208,259
                                Corporation First Mortgage,
                                5.75% due 10/1/2010
1,000,000                       Ball State University         Aaa/AAA                       1,082,190
                                Revenues Student Fee Series
                                K, 5.75% due 7/1/2012
                                (Insured: FGIC)
1,085,000                       Boone County Hospital         Aaa/AAA                       1,128,975
                                Association Lease Revenue,
                                5.00% due 1/15/2007
                                (Insured: FGIC)
850,000                         Boonville Junior High         NR/A                          557,694
                                School Building Corporation
                                Revenue, 0% due 7/1/2010
850,000                         Boonville Junior High         NR/A                          538,339
                                School Building Corporation
                                Revenue, 0% due 1/1/2011
1,175,000                       Center Grove 2000 Building    Aaa/AAA                       1,218,122
                                First Mortgage, 5.00% due
                                7/15/2009 (Insured: AMBAC)
1,135,000                       Center Grove 2000 Building    Aaa/AAA                       1,172,648
                                First Mortgage, 5.00% due
                                7/15/2010 (Insured: AMBAC)
910,000                         Eagle Union Middle School     Aaa/AAA                       983,555
                                Building Corporation First
                                Mortgage, 5.50% due
                                7/15/2009 (Insured: AMBAC)
1,860,000                       Elberfeld J H Castle School   NR/A                          1,568,817
                                Building Corporation
                                Indiana First Mortgage, 0%
                                due 1/15/2006
1,860,000                       Elberfeld J H Castle School   Aaa/AAA                       1,384,156
                                Building Corporation
                                Indiana First Mortgage
                                Refunding, 0% due 7/5/2008
                                (Insured: MBIA)
500,000                         Fort Wayne Economic           Aaa/NR                        511,690
                                Development Income Tax
                                Revenue, 3.90% due
                                12/1/2003 (Insured: FSA)
500,000                         Hamilton County               Aaa/AAA                       506,050
                                Redevelopment Authority
                                County  Income Tax Lease
                                Rental, 3.80% due 8/1/2002
                                (Insured: MBIA)
2,305,000                       Hammond Multi-School          NR/A                          2,474,878
                                Building Corp First
                                Mortgage Refunding Bond
                                Series 1997, 6.00% due
                                7/15/2008  (Lake County
                                Project)
390,000                         Huntington Economic           NR/NR                         410,853
                                Development Revenue, 6.00%
                                due 11/1/2006  (United
                                Methodist Membership
                                Project)
700,000                         Huntington Economic           NR/NR                         740,992
                                Development Revenue, 6.15%
                                due 11/1/2008  (United
                                Methodist Membership
                                Project)
790,000                         Huntington Economic           NR/NR                         830,583
                                Development Revenue, 6.20%
                                due 11/1/2010  (United
                                Methodist Membership
                                Project)
390,000                         Indiana Health Facility       Aaa/NR                        423,329
                                Financing Authority
                                Hospital Revenue, 5.75% due
                                11/1/2005  (Daughter's
                                Charity Project)  (ETM)*
1,230,000                       Indiana Health Facility       Aaa/NR                        1,266,642
                                Financing Authority
                                Hospital Revenue  Series D,
                                5.00% due 11/1/2026
670,000                         Indiana State Educational     NR/A-                         700,807
                                Facilities Authority
                                Revenue, 5.75% due
                                10/1/2009 (University
                                Indianapolis Project)
2,500,000                       Indiana University Revenues   Aaa/AAA                       1,964,950
                                Refunding Student Fee H, 0%
                                due 8/1/2007 (Insured:
                                AMBAC)
1,100,000                       Indianapolis Airport          Aaa/AAA                       1,165,978
                                Authority Revenue Refunding
                                Series A, 5.35% due
                                7/1/2007
1,330,000                       Indianapolis Economic         Aaa/AAA                       1,338,499
                                Development Revenue, 5.30%
                                due 12/1/2007
                                (Collateralized: FNMA)
1,220,000                       Indianapolis Local Public     Aa2/AA-                       1,073,076
                                Improvement Bond Bank
                                Transportation Revenue, 0%
                                due 7/1/2005
1,240,000                       Indianapolis Local Public     Aa2/AA-                       1,037,582
                                Improvement Bond Bank
                                Transportation Revenue, 0%
                                due 7/1/2006
2,200,000                       Indianapolis Resource         Aaa/AAA                       2,403,566
                                Recovery Revenue Refunding,
                                6.75% due 12/1/2004 (Ogden
                                Martin Systems, Inc.
                                Project; Insured: AMBAC)
1,000,000                       Indianapolis Resource         Aaa/AAA                       1,119,710
                                Recovery Revenue Refunding,
                                6.75% due 12/1/2006 (Ogden
                                Martin Systems, Inc.
                                Project; Insured: AMBAC)
855,000                         Knox Middle School Building   Aaa/AAA                       938,704
                                Corporation First Mortgage,
                                6.00% due 7/15/2008
                                (Insured: FGIC)
455,000                         Knox Middle School Building   Aaa/AAA                       499,986
                                Corporation First Mortgage,
                                6.00% due 7/15/2009
                                (Insured: FGIC)
1,070,000                       Logansport Multi Purpose      NR/A                          1,108,852
                                School Building Corporation
                                Refunding First Mortgage,
                                5.80% due 7/1/2003
535,000                         New Albany Floyd County       NR/NR                         564,858
                                School Building
                                Corporation, 6.20% due
                                7/1/2003 (ETM)*
835,000                         Peru Community School         NR/A                          547,852
                                Corporation Capital
                                Appreciation Refunding
                                First Mortgage, 0% due
                                7/1/2010
1,450,000                       Tri Creek School Building     NR/AA-                        1,503,041
                                Corporation Inc. First
                                Mortgage, 5.00% due
                                1/15/2004
995,000                         Wawasee Community School      NR/AA-                        1,058,282
                                Corporation First Mortgage,
                                5.50% due 7/15/2010
1,095,000                       Wawasee Community School      NR/AA-                        1,162,474
                                Corporation First Mortgage,
                                5.50% due 7/15/2011
2,080,000                       West Clark School Building    Aaa/AAA                       2,259,462
                                Corporation First Mortgage,
                                5.75% due 7/15/2011
                                (Insured: FGIC)
1,820,000                       Westfield Elem. School        Aaa/AAA                       2,061,441
                                Building Corporation First
                                Mortgage Series 1997, 6.80%
                                due 7/15/2007 (Insured:
                                AMBAC)
Iowa                            (3.70%)
3,790,000                       Des Moines Limited            NR/NR                         3,791,099
                                Obligation Revenue, 6.25%
                                due 12/1/2015  put 12/1/05
                                (Des Moines Parking
                                Associates Project; LOC:
                                Wells Fargo Bank)
6,650,000                       Iowa Finance Authority        NR/AA                         6,908,619
                                Commercial Development
                                Revenue Refunding, 5.75%
                                due 4/1/2014  put 4/1/10
                                (Governor Square Project;
                                Insured: AXA)
435,000                         Iowa Finance Authority        A1/NR                         473,445
                                Hospital Facility Revenue,
                                6.50% due 2/15/2007 (Iowa
                                Health Services Project)
1,765,000                       Iowa Finance Authority        A1/NR                         1,926,956
                                Hospital Facility Revenue,
                                6.50% due 2/15/2009 (Iowa
                                Health Services Project)
1,955,000                       Iowa Finance Authority        A1/NR                         2,142,641
                                Hospital Facility Revenue,
                                6.50% due 2/15/2010 (Iowa
                                Health Services Project)
3,145,000                       Iowa Finance Authority        Aaa/AAA                       3,447,581
                                Hospital Facility Revenue,
                                6.00% due 2/15/2011 (Iowa
                                Health Services Project;
                                Insured: AMBAC)
1,430,000                       Iowa Finance Authority        Aa3/AA-                       1,519,604
                                Revenue Refunding Trinity
                                Health Series B, 5.75% due
                                12/1/2007
3,295,000                       Iowa Finance Authority        Aa3/AA-                       3,471,381
                                Revenue Refunding Trinity
                                Health Series B, 5.75% due
                                12/1/2010
1,000,000                       Iowa Finance Authority        Aa3/AA-                       1,044,770
                                Revenue Trinity Health
                                Series B, 5.50% due
                                12/1/2003
1,000,000                       Iowa Finance Authority        Aa3/AA-                       1,053,830
                                Revenue Trinity Health
                                Series B, 5.50% due
                                12/1/2004
1,170,000                       Iowa University Science and   Aa3/A+                        1,243,710
                                Technology University
                                Revenue Refunding Series B,
                                5.20% due 7/1/2005
                                (Academic Building Project)
225,000                         Muscatine Electric Revenue,   Aaa/AAA                       241,090
                                9.50% due 1/1/2004  (ETM)*
1,575,000                       Muscatine Iowa Electric       Baa1/A                        1,576,071
                                Revenue Refunding, 5.00%
                                due 1/1/2007
1,000,000                       State University Iowa         Aa2/AA                        1,013,240
                                Revenues, 6.20% due
                                9/1/2003
780,000                         University of Iowa            NR/AA-                        817,307
                                Facilities Corporation
                                Revenue Series A, 4.875%
                                due 6/1/2005
Kansas                          (0.80%)
500,000                         Dodge Unified School          Aaa/AAA                       595,535
                                District Number 443 Ford
                                County, 8.25% due 9/1/2006
                                (Insured: FSA)
6,000,000                       Louisiana Cygne Kansas        NR/NR                         5,975,700
                                Environmental Improvement
                                Refunding, 3.90% due
                                3/1/2015  (Kansas City
                                Power & Light Company
                                Project)
Kentucky                        (2.10%)
350,000                         Campbell and Kenton           Aaa/AAA                       360,318
                                Counties Sanitation
                                District 1 Revenue, 6.50%
                                due 8/1/2005  (ETM)*
700,000                         Jefferson County Hospital     Aaa/AAA                       742,875
                                Revenue Pre-refunded,
                                10.153% due 10/1/2002
                                (Insured: MBIA)
1,600,000                       Jefferson County Hospital     Aaa/AAA                       1,660,000
                                Revenue Unrefunded, 10.153%
                                due 10/1/2002 (Insured:
                                MBIA)
7,400,000                       Kentucky Economic             Aaa/AAA                       6,355,712
                                Development Finance
                                Authority Series C, 0% due
                                10/1/2009 converts to 5.35%
                                10/1/05 (Norton Healthcare
                                Project)
7,830,000                       Kentucky Economic             Aaa/AAA                       6,706,473
                                Development Finance
                                Authority Series C, 0% due
                                10/1/2010 converts to 5.40%
                                10/1/05 (Norton Healthcare
                                Project)
1,000,000                       Kentucky State Turnpike       Aaa/AAA                       787,110
                                Authority Resources
                                Recovery Revenue, 0% due
                                7/1/2006 (Insured: FGIC)
130,000                         Kentucky State Turnpike       Aaa/AAA                       142,302
                                Authority Resources
                                Recovery Road Revenue
                                Series A, 6.625% due
                                7/1/2008  (ETM)*
150,000                         Louisville Water Revenue      Aaa/AAA                       152,363
                                Refunding, 6.00% due
                                11/15/2006  (ETM)*
810,000                         Paintsville First Mortgage    NR/NR                         825,746
                                Revenue Series 1991, 8.50%
                                due 9/1/2003  (Paul B. Hall
                                Medical Center Project;
                                Guarantee: Health
                                Management Associates)
Louisiana                       (3.70%)
4,000,000                       Jefferson Parish Hospital     Aaa/AAA                       4,222,200
                                District 2, 5.25% due
                                12/1/2015
                                crossover-refunded 12/1/05
                                (Insured: FGIC)
1,440,000                       Jefferson Sales Tax           Aaa/AAA                       1,485,475
                                District Special Sales Tax
                                Revenue Refunding, 5.25%
                                due 12/1/2006 (Insured:
                                AMBAC)
1,515,000                       Jefferson Sales Tax           Aaa/AAA                       1,555,981
                                District Special Sales Tax
                                Revenue Refunding, 5.25%
                                due 12/1/2007 (Insured:
                                AMBAC)
1,000,000                       Lake Charles Harbor and       A2/A+                         1,017,690
                                Terminal District Revenue,
                                5.50% due 5/1/2006
                                (Reynolds Metal Project;
                                LOC: Canadian  Imperial
                                Bank)
1,000,000                       Louisiana Offshore            A3/A                          1,074,130
                                Authority Deepwater Port
                                Revenue Series B, 6.25% due
                                9/1/2004
1,065,000                       Louisiana PFA Multi Family    NR/AA                         1,084,521
                                Housing, 5.95% due
                                3/15/2019  put 3/15/05
                                (Oakleigh Apts. Project;
                                Insured: AXA)
3,005,000                       Louisiana PFA Revenue,        NR/NR                         3,037,154
                                5.375% due 12/1/2008
                                (Wynhoven Health Care
                                Center Project; Guaranteed:
                                Archdiocese of New Orleans)
1,000,000                       Louisiana Public Facilities   A1/A+                         1,082,580
                                Authority Revenue, 5.75%
                                due 10/1/2008  (Loyola
                                University Project)
500,000                         Louisiana State University    NR/NR                         508,630
                                Agricultural & Mechanical
                                College Board, 7.70% due
                                4/15/2002  (ETM)*
1,000,000                       New Orleans Refunding, 0%     Aaa/AAA                       829,350
                                due 9/1/2006 (Insured:
                                AMBAC)
10,000,000                      Orleans Parish School         Aaa/AAA                       7,296,800
                                Board, 0% due 2/1/2008
                                (ETM)*
5,000,000                       Plaquemines Port Harbor &     A3/A-                         5,018,250
                                Terminal Refunding Electro
                                Coal D Convertible, 5.00%
                                due 9/1/2007  (Teco Energy
                                Inc. Project)
3,000,000                       Saint Charles Parish          Baa3/BBB-                     3,017,460
                                Pollution Control Revenue
                                Variable Refunding Series
                                A, 4.85% due 6/1/2030  put
                                6/1/02 (Entergy Louisiana
                                Inc. Project)
Maryland                        (0.30%)
2,000,000                       Howard County Multi Family    Baa2/NR                       2,083,860
                                Housing Revenue, 7.00% due
                                7/1/2024  put 7/1/04 (Chase
                                Glen Project; Guarantee:
                                Avalon Prop.)
Massachusetts                   (2.80%)
2,000,000                       Boston Economic Development   A1/NR                         2,061,580
                                and Industrial Corporation,
                                5.15% due 7/1/2025 put
                                7/1/05 (LOC: Fleet National
                                Bank)
5,000                           Haverhill General             Baa3/BBB                      5,100
                                Obligation Municipal
                                Purpose Loan Series 1991,
                                7.50% due 10/15/2011
1,060,000                       Lynn General Obligation,      Baa1/NR                       1,121,734
                                7.00% due 1/15/2004
3,470,000                       Massachusetts Development     Aaa/AAA                       3,687,534
                                Finance Agency Resource
                                Recovery Revenue Series A,
                                5.50% due 1/1/2011
                                (Insured: MBIA)
2,500,000                       Massachusetts Hynes           Aa2/AA-                       2,466,225
                                Convention Center Authority
                                Refunding Series 1992, 0%
                                due 9/1/2002
1,325,000                       Massachusetts IFA First       NR/A-1                        1,334,885
                                Mortgage Revenue Series
                                1996-B, 5.00% due 5/1/2026
                                put 5/1/02 (Orchard Cove
                                Project; LOC: Fleet
                                National Bank)
1,000,000                       Massachusetts Industrial      A2/A                          1,028,660
                                Finance Agency Pollution
                                Control Revenue Refunding,
                                5.875% due 8/1/2008
                                (Eastern Edison Company
                                Project)
1,950,000                       Massachusetts Industrial      NR/BBB                        1,976,578
                                Finance Agency Resources
                                Recovery Revenue, 4.95% due
                                12/1/2006  (Ogden Haverhill
                                Associates Project)
1,000,000                       Massachusetts Industrial      NR/NR                         1,182,130
                                Finance Agency Revenue,
                                8.375% due 2/15/2018
                                pre-refunded 2/15/06 @ 102
                                (Glenmeadow Retirement
                                Project)
2,410,000                       Massachusetts Municipal       Aaa/AAA                       2,464,129
                                Wholesale Electric Company,
                                4.00% due 7/1/2004
900,000                         Massachusetts Municipal       Aaa/AAA                       945,621
                                Wholesale Electric Company
                                Power Supply Systems
                                Revenue, 5.00% due
                                7/1/2005  (Stony Brook
                                Intermediate Project A)
                                (Insured: MBIA)
1,000,000                       Massachusetts Municipal       Aaa/AAA                       1,050,690
                                Wholesale Electric Company
                                Power Supply Systems
                                Revenue  Series A, 5.00%
                                due 7/1/2005  (Stony Brook
                                Peaking Project) (Insured:
                                MBIA)
1,000,000                       New England Education Loan    Aa2/NR                        1,027,880
                                Marketing Corporation
                                Student Loan Revenue Series
                                1992-F, 6.50% due 9/1/2002
300,000                         Springfield General           Baa3/NR                       305,229
                                Obligation, 7.80% due
                                5/1/2002
1,500,000                       Taunton General Obligation,   Aaa/AAA                       1,751,955
                                8.00% due 2/1/2006
                                (Insured: MBIA)
1,000,000                       University of Massachusetts   Aa2/AA-                       1,061,030
                                Building Authority
                                Refunding Revenue Series
                                1991-A, 7.15% due 5/1/2003
Michigan                        (2.60%)
1,405,000                       Detroit Series A, 6.00% due   Aaa/AAA                       1,540,962
                                4/1/2007 (Insured: FGIC)
2,210,000                       Dickinson County Economic     Baa2/BBB                      2,246,421
                                Development Corporation
                                Solid Waste Disposal
                                Revenue, 6.55% due
                                3/1/2007  (Champion
                                International Project)
2,000,000                       Michigan Hospital Finance     Aaa/AAA                       2,052,580
                                Authority Revenue, 5.375%
                                due 7/1/2012 (Insured; FSA)
10,000,000                      Michigan Hospital Finance     Aa2/AA                        10,344,40
                                Authority Revenue Series A,
                                5.375% due 11/15/2033 put
                                11/15/07 (Ascension Health
                                Project)
655,000                         Michigan Housing              Aa1/AA+                       655,026
                                Development Authority
                                Single Family Insured
                                Mortgage Revenue Series A,
                                5.00% due 4/1/2010
2,000,000                       Michigan Strategic Fund       Aaa/NR                        2,012,620
                                Refunding Detroit, 4.85%
                                due 9/1/2030  put 9/1/11
                                (Edison Co. Project;
                                Insured: AMBAC)
800,000                         Oxford Michigan Area          Aaa/AAA                       819,944
                                Community School District,
                                5.00% due 5/1/2012
2,000,000                       Wayne County Building         A3/A-                         2,060,360
                                Authority Limited Tax
                                General Obligation Sinking
                                Fund Series 1992-A, 7.80%
                                due 3/1/2005  pre-refunded
                                3/1/02
90,000                          Wayne County Wastewater       A3/NR                         91,861
                                Control System Limited Tax
                                General Obligation
                                Refunding, 7.875% due
                                5/1/2002  (ETM)*
Minnesota                       (0.70%)
5,000,000                       Minneapolis & St. Paul        Aaa/AAA                       5,100,150
                                Housing and Redevelopment
                                Authority, 6.75% due
                                8/15/2014  pre-refunded
                                8/15/02 (Insured: MBIA)
265,000                         Minneapolis Community         NR/A-                         279,739
                                Development Agency
                                Supported Development
                                Revenue Ltd Tax Series G-3,
                                7.00% due 12/1/2003
485,000                         St Paul Port Authority        NR/AA                         487,561
                                Commercial Development
                                Revenue Refunding, 7.50%
                                due 9/1/2002  (Fort Road
                                Med/Irvine Park Project)
Mississippi                     (0.30%)
1,020,000                       Gautier Utility District      Aaa/NR                        1,085,280
                                Systems Revenue Refunding,
                                5.50% due 3/1/2012
625,000                         Mississippi State, 6.20%      Aaa/AAA                       686,612
                                due 2/1/2008  (ETM)*
990,000                         Ridgeland Multi Family        NR/A1+                        1,008,543
                                Housing Revenue, 4.95% due
                                10/1/2007
Missouri                        (0.70%)
1,200,000                       Jackson County Public         Aaa/AAA                       1,302,588
                                Building Corporation
                                Leasehold Revenue Series
                                1996, 6.00% due 12/1/2004
                                (Capital Improvement
                                Project; Insured: MBIA)
1,275,000                       Missouri Development          A2/NR                         1,215,292
                                Finance Board Healthcare
                                Facilities Revenue  Series
                                A, 4.80% due 11/1/2012
                                (Lutheran Home Aged
                                Project)
255,000                         Missouri Enviromental         Aaa/NR                        261,087
                                Improvement & Energy
                                Resources Authority Revenue
                                Series 1991-A, 6.50% due
                                12/1/2002  (State Revolving
                                Revenue Project)
105,000                         Missouri Environmental        Aaa/NR                        107,608
                                Improvement & Energy
                                Resources Authority Water
                                Pollution Control Revenue,
                                6.60% due 12/1/2003
1,055,000                       Missouri Health & Education   NR/NR                         1,055,000
                                Facilities Authority
                                Revenue, 0% due 1/1/2002
                                (ETM)*
2,195,000                       Saint Louis Airport           Baa3/BBB-                     2,241,863
                                Revenue, 6.00% due 1/1/2006
Montana                         (1.20%)
10,000,000                      Forsyth Pollution Control     Aaa/AAA                       10,074,00
                                Revenue Refunding, 5.00%
                                due 10/1/2032
Nebraska                        (1.40%)
1,455,000                       Madison County Hospital       NR/AA                         1,503,335
                                Authority Revenue Number
                                001 Hospital, 5.25% due
                                7/1/2010  (Faith Regional
                                Health Services Project)
                                ASSET GUARANTEE
1,625,000                       Madison County Hospital       NR/AA                         1,691,577
                                Authority Revenue Number
                                001 Hospital, 5.50% due
                                7/1/2012   (Faith Regional
                                Health Services Project)
                                ASSET GUARANTEE
2,775,000                       Nebraska IFA Tax Exempt       NR/AAA                        2,890,856
                                Multi Family Housing
                                Revenue Refunding 1995-A,
                                5.50% due 12/1/2025  put
                                12/1/05 (Willow Park
                                Apartments Project;
                                Collateralized: FNMA)
5,000,000                       Omaha Public Power District   NR/AA                         5,373,900
                                Nebraska Electric Revenue
                                Series A, 7.50% due
                                2/1/2006  (ETM)*
Nevada                          (1.50%)
1,865,000                       Las Vegas Special Refunding   Aaa/AAA                       1,918,581
                                Local Improvement District
                                Number 707 Refunding Senior
                                Series A, 5.125% due
                                6/1/2011 (Insured: FSA)
840,000                         Nevada Colorado River         Aa2/AA                        956,693
                                Commission Power Delivery
                                A, 7.00% due 9/15/2008
1,585,000                       Nevada Housing Division       NR/AAA                        1,621,740
                                FNMA Multi Family
                                Certificate A, 4.80% due
                                4/1/2008
1,000,000                       Sparks Redevelopment Agency   NR/AA                         1,058,580
                                Tax Allocation Revenue
                                Refunding Series A, 5.70%
                                due 1/15/2009 (Insured:
                                Asset Guaranty)
1,000,000                       Sparks Redevelopment Agency   NR/AA                         1,057,230
                                Tax Allocation Revenue
                                Refunding Series A, 5.70%
                                due 1/15/2010 (Insured:
                                Asset Guaranty)
1,285,000                       Sparks Redevelopment Agency   NR/AA                         1,353,067
                                Tax Allocation Revenue
                                Refunding Series A, 5.70%
                                due 1/15/2011 (Insured:
                                Asset Guaranty)
750,000                         Washoe County Airport         Aaa/AAA                       764,505
                                Authority Revenue
                                Refunding, 5.60% due
                                7/1/2002 (Insured: MBIA)
3,500,000                       Washoe County School          Aaa/AAA                       3,761,835
                                District, 5.50% due
                                6/1/2008 (Insured: FSA)
New Hampshire                   (1.00%)
500,000                         New Hampshire Capital         Aa2/AA+                       460,715
                                Appreciation General
                                Obligation, 0% due 7/1/2004
5,000,000                       New Hampshire Health and      Aa3/NR                        5,055,800
                                Educational Authority
                                Revenue Bond Series B,
                                5.05% due 3/1/2023  put
                                3/1/03 (Riverwoods at
                                Exeter Project; LOC: Banque
                                Paribas)
2,485,000                       New Hampshire Industrial      NR/AA-                        2,553,064
                                Development Authority
                                Revenue, 5.50% due
                                12/1/2009 (Central Vermont
                                Public Services; LOC:
                                Toronto Dominion Bank)
New Jersey                      (0.20%)
595,000                         Hudson County Certificates    Aaa/AAA                       612,933
                                of Participation, 6.20% due
                                6/1/2003 (Corrections
                                Facility Project; Insured:
                                MBIA)
1,000,000                       New Jersey Health Care        NR/AAA                        1,064,930
                                Facilities Financing
                                Authority Revenue, 7.00%
                                due 7/1/2003  (Christ
                                Hospital Project; Insured:
                                Connie Lee)
New Mexico                      (0.60%)
300,000                         Farmington Pollution          P1/A1+                        300,000
                                Control Revenue, 1.85% due
                                5/1/2024  put 1/02/02 (LOC:
                                Bank of America) (daily
                                demand note)
4,865,000                       New Mexico Highway            Aaa/AAA                       5,028,561
                                Commission Revenue
                                Subordinated Lien Tax
                                Series B, 5.00% due
                                6/15/2011 (Insured: AMBAC)
New York                        (3.00%)
1,000,000                       Hempstead Town Industrial     Aaa/AAA                       1,043,470
                                Development Agency
                                Refunding, 5.00% due
                                12/1/2008 (American Fuel
                                Company Project)
1,500,000                       Long Island Power Authority   Aaa/AAA                       1,658,520
                                Electric Systems Revenue
                                General Series A, 6.00% due
                                12/1/2007 (Insured: AMBAC)
1,050,000                       Monroe County Note            NR/AA                         1,111,624
                                Industrial Development
                                Agency, 5.375% due 6/1/2007
                                (Saint John Fisher College
                                Project; Insured: Asset
                                Guaranty)
550,000                         New York, 1.80% due           VMIG1/A1+                     550,000
                                8/1/2021
2,700,000                       New York Adjustment           VMIG1/A1+                     2,700,000
                                Adjusted Series H Subseries
                                H 3, 1.80% due 8/1/2023
500,000                         New York City General         A2/A                          533,410
                                Obligation Series A, 7.00%
                                due 8/1/2003
750,000                         New York City General         A2/A                          766,583
                                Obligation Series D, 5.70%
                                due 8/1/2002
250,000                         New York City Health and      A3/BBB                        260,880
                                Hospital Corporation
                                Revenue Series A, 6.00% due
                                2/15/2005
1,230,000                       New York City Housing         Aa2/AA                        1,279,175
                                Development Corporation
                                Multi Family Housing
                                Revenue Refunding Series A,
                                5.50% due 11/1/2009
300,000                         New York City Refunding       VMIG1/A1+                     300,000
                                Series H, 1.80% due
                                8/1/2022 (Insured: FSA)
500,000                         New York City Subseries A5,   VMIG1/A1+                     500,000
                                1.80% due 8/1/2019
1,040,000                       New York Dormitory            NR/AAA                        1,140,173
                                Authority, 6.00% due
                                7/1/2007  (Champlain Valley
                                Physicians; Insured: Connie
                                Le
1,000,000                       New York Dormitory            A3/AA-                        1,040,340
                                Authority Revenue State
                                University Educational
                                Facilities Series A, 7.00%
                                due 5/15/2004
565,000                         New York Dormitory            NR/A+                         564,633
                                Authority Revenues, 4.00%
                                due 7/1/2005  (New York
                                Medical College Project)
2,125,000                       New York Dormitory            NR/AA                         2,282,377
                                Authority Revenues, 6.00%
                                due 9/1/2008  pre-refunded
                                9/1/05 (Norton Healthcare
                                Project)
1,600,000                       New York Dormitory            Aaa/AAA                       1,659,936
                                Authority Revenues Mental
                                Health Services Facilities
                                Improvement B, 5.00% due
                                8/15/2010 (Insured: MBIA)
1,500,000                       New York Local Government     A3/AA-                        1,518,360
                                Assistance Corporation
                                Revenue Series D, 6.50% due
                                4/1/2002
1,320,000                       New York Thruway Authority    NR/BBB                        1,135,042
                                General Revenue Special
                                Obligation, 0% due 1/1/2006
255,000                         New York Urban Development    A3/AA-                        277,412
                                Corporation Revenue
                                University Facilities
                                Grants, 6.00% due 1/1/2006
3,425,000                       New York Urban Development    A3/AA-                        3,726,023
                                Corporation Series 7, 6.00%
                                due 1/1/2006
710,000                         Oneida County Industrial      NR/AA                         772,011
                                Development Agency Series
                                C, 6.00% due 1/1/2009
                                (Civic Facility Faxton
                                Hospital Project; Insured:
                                Asset Guaranty)
325,000                         Westchester County IDA        NR/NR                         333,928
                                Civic Facility Revenue,
                                6.25% due 4/1/2005  (Julia
                                Dykman Project)
North Carolina                  (1.50%)
325,000                         Gastonia Housing Corp First   NR/A-                         326,797
                                Lien Rev Series A, 5.75%
                                due 7/1/2004 (Golfview
                                Village Square Apartment
                                Project)
340,000                         North Carolina Housing        Aa1/AA+                       340,864
                                Finance Authority Single
                                Family Housing Revenue,
                                6.80% due 7/1/2008
550,000                         North Carolina Medical Care   VMIG1/NR                      550,000
                                Commission Hospital
                                Revenue  Series A, 1.85%
                                due 10/1/2020  (Aces Pooled
                                Financing Project)
1,865,000                       North Carolina Municipal      Aaa/AAA                       1,951,741
                                Power Agency 1 Catawba
                                Electrical Revenue, 6.00%
                                due 1/1/2005 (Insured:
                                MBIA)
2,400,000                       North Carolina Municipal      Aaa/AAA                       2,644,704
                                Power Agency Number 1
                                Catawba Electric Revenue,
                                6.00% due 1/1/2010
                                (Insured: MBIA)
3,400,000                       North Carolina Municipal      Aaa/AAA                       3,716,676
                                Power Agency Series A,
                                6.00% due 1/1/2007
                                (Insured: MBIA)
2,800,000                       North Carolina Municipal      Aaa/AAA                       3,066,420
                                Power Agency Series A,
                                6.00% due 1/1/2008
                                (Insured: MBIA)
North Dakota                    (0.30%)
910,000                         Grand Forks Health Care       Aaa/AAA                       991,491
                                Systems Revenue Bond Series
                                1997, 6.25% due 8/15/2005
                                (Altru Health System
                                Project; Insured: MBIA)
1,250,000                       North Dakota Student Loan     Aaa/AAA                       1,270,312
                                Revenue, 5.45% due 7/1/2002
                                (Insured: AMBAC)
Ohio                            (4.30%)
1,000,000                       Barberton Hospital            NR/NR                         1,000,000
                                Facilities Series 1992,
                                6.65% due 1/1/2002
2,900,000                       Butler County Hospital        VMIG1/A-1                     2,913,340
                                Revenue Bonds, 5.15% due
                                11/1/2017  put 11/1/02
                                (Middletown Regional
                                Hospital Project ; LOC:
                                Star Bank)
515,000                         Cincinnati School District    NR/A+                         525,491
                                Revenue Anticipation Notes,
                                6.15% due 6/15/2002 (ETM)*
525,000                         Cleveland  Waterworks         Aa3/AA-                       534,980
                                Revenue Series A, 6.125%
                                due 1/1/2008
135,000                         Cleveland Certificate of      Baa1/A                        135,000
                                Participation, 7.10% due
                                7/1/2002  (Motor Vehicle &
                                Community Equipment
                                Project)
5,000,000                       Cleveland Cuyahoga County     NR/NR                         5,078,600
                                Port Authority Revenue,
                                6.00% due 11/15/2010
2,255,000                       Cuyahoga County Hospital      A2/AA-                        2,436,821
                                Revenue Refunding Series B,
                                6.00% due 1/15/2006
                                (University Hospital Health
                                Systems Project)
1,400,000                       Hudson City Library           Aa2/NR                        1,579,354
                                Improvement, 6.35% due
                                12/1/2011
650,000                         Lake County Sewer & Water     Aa2/NR                        674,726
                                District Improvement, 5.30%
                                due 12/1/2011
1,300,000                       Mahoning Valley District      Aaa/AAA                       1,424,306
                                Water Refunding, 5.85% due
                                11/15/2008 (Insured: FSA)
770,000                         Mahoning Valley District      Aaa/AAA                       845,891
                                Water Refunding, 5.90% due
                                11/15/2009 (Insured: FSA)
250,000                         Mayfield Heights Municipal    Aaa/AAA                       255,715
                                Building Improvement, 7.60%
                                due 12/1/2008 (Insured:
                                MBIA)
2,250,000                       Montgomery County Revenue,    Aa3/AA-                       2,425,320
                                6.00% due 12/1/2008
                                (Catholic Health
                                Initiatives)
2,385,000                       Montgomery County Revenue,    Aa3/AA-                       2,565,378
                                6.00% due 12/1/2009
                                (Catholic Health
                                Initiatives)
1,530,000                       Montgomery County Revenue,    Aa3/AA-                       1,645,989
                                6.00% due 12/1/2010
                                (Catholic Health
                                Initiatives)
2,000,000                       Ohio State Building           Aaa/AAA                       2,118,460
                                Authority Refunding Adult
                                Corrections Facilities,
                                5.00% due 10/1/2006
                                (Insured: FSA)
5,000,000                       Ohio State Unlimited Tax      Aa1/AA+                       5,437,200
                                General Obligation Series
                                A, 5.75% due 6/15/2010
1,760,000                       Ohio Water Development        Aaa/AAA                       1,776,192
                                Authority Revenue
                                Refunding, 5.00% due
                                12/1/2012 (Insured: MBIA)
680,000                         Plain Local School District   Aaa/NR                        559,144
                                Capital Appreciation, 0%
                                due 12/1/2006 (Insured:
                                FGIC)
845,000                         Plain Local School District   Aaa/NR                        656,573
                                Capital Appreciation, 0%
                                due 12/1/2007 (Insured:
                                FGIC)
975,000                         Reading Revenue               NR/AA                         1,048,505
                                Development, 6.00% due
                                2/1/2009  (St. Marys
                                Educational Institute
                                Project; Insured: Asset
                                Guaranty)
250,000                         Washington County Hospital    Baa1/NR                       258,345
                                Facilities Revenue, 6.875%
                                due 9/1/2002 (Marietta Area
                                Health Project)  (ETM)*
Oklahoma                        (2.20%)
675,000                         Broken Arrow, 4.40% due       A1/AA-                        675,452
                                12/1/2005
1,235,000                       Claremore Public Works        Aaa/NR                        1,351,300
                                Authority Revenue
                                Refunding, 6.00% due
                                6/1/2006 (Insured: FSA)
1,340,000                       Claremore Public Works        Aaa/NR                        1,472,526
                                Authority Revenue
                                Refunding, 6.00% due
                                6/1/2007 (Insured: FSA)
740,000                         Jenks Aquarium Authority      Aaa/NR                        781,092
                                Revenue First Mortgage,
                                5.50% due 7/1/2010
                                (Insured: MBIA)
740,000                         Oklahoma  Development         Aaa/AAA                       799,888
                                Finance Authority Health
                                Facilities Revenue, 5.75%
                                due 6/1/2011 (Insured:
                                AMBAC)
2,380,000                       Oklahoma Authority Revenue    Aaa/AAA                       2,571,924
                                Refunding Health Systems
                                Obligation Group Series A,
                                5.75% due 8/15/2007
                                (Insured: MBIA)
2,340,000                       Oklahoma Authority Revenue    Aaa/AAA                       2,567,401
                                Refunding Health Systems
                                Obligation Group Series A,
                                6.00% due 8/15/2010
                                (Insured: MBIA)
5,000,000                       Oklahoma Housing              Aa3/NR                        5,255,100
                                Development Authority
                                Revenue Lease Purchase
                                Program Series A, 5.10% due
                                11/1/2005
430,000                         Pushmataha County, Town of    NR/NR                         439,065
                                Antlers Hospital Authority
                                Revenue Refunding Series
                                1991, 8.75% due 6/1/2003
1,155,000                       Tulsa Industrial              Aa3/AA                        1,197,804
                                Development Hospital
                                Revenue, 5.60% due
                                2/15/2003  (St. John's
                                Medical Center Project)
                                (ETM)*
750,000                         Tulsa Public Facilities       Aaa/AAA                       792,615
                                Authority Solid Waste Steam
                                & Electric Revenue
                                Refunding Series 1994,
                                5.45% due 11/1/2004  (Ogden
                                Martin Systems of Tulsa
                                Project; Insured: AMBAC)
Oregon                          (0.30%)
1,215,000                       Clackamas County Hospital     NR/NR                         1,151,504
                                Facility Authority Revenue
                                Refunding Series A, 5.50%
                                due 9/15/2008  (Odd Fellows
                                Home)
1,325,000                       Emerald People's Utility      Aaa/AAA                       1,436,048
                                District Revenue, 7.20% due
                                11/1/2003 (Insured: FGIC)
Pennsylvania                    (4.30%)
1,505,000                       Allegheny County Hospital     A2/NR                         1,624,723
                                Development Health Series
                                B, 6.30% due 5/1/2009
                                (South Hills Health System
                                Project)
1,880,000                       Beaver County Hospital        Aaa/AAA                       1,964,224
                                Revenue, 6.60% due
                                7/1/2004  pre-refunded
                                7/1/02 @ 102 (Insured:
                                AMBAC)
915,000                         Beaver County Industrial      Baa2/BBB+                     922,778
                                Development Authority
                                Pollution Control Revenue,
                                7.00% due 6/1/2008  (J & L
                                Specialty Steel Colt
                                Industries Project)
500,000                         Clariton School District      NR/A                          491,250
                                General Obligation, 0% due
                                11/1/2002
775,000                         Coatesville Area School       Aaa/AAA                       809,170
                                District Series A
                                Refunding, 5.00% due
                                10/1/2003 (Insured: AMBAC)
1,490,000                       Dauphin County General        Aaa/NR                        1,495,811
                                Authority Revenue, 4.50%
                                due 6/1/2026
375,000                         Delaware County Authority     Aaa/NR                        399,919
                                Health Care Revenue, 6.00%
                                due 11/15/2007 pre-refunded
                                11/15/05 (Mercy Health
                                Corporation Project)
4,250,000                       Delaware County Pollution     A3/BBB+                       4,389,145
                                Control Refunding Series A,
                                5.20% due 4/1/2021 put
                                10/1/04 (Peco Energy
                                Company Project)
1,000,000                       Geisinger Authority Health    Aa2/AA                        1,053,180
                                Systems Revenue, 5.50% due
                                8/15/2009
500,000                         Hatfield Township Municipal   Aaa/AAA                       501,175
                                Authority Guaranteed Sewer
                                Revenue, 4.55% due
                                5/15/2002 (Insured: FGIC)
500,000                         Keystone Oaks School          Aaa/AAA                       501,030
                                District Refunding, 4.15%
                                due 9/1/2002 (Insured:
                                AMBAC)
1,545,000                       Manheim Township School       NR/AAA                        1,716,031
                                Authority School Revenue
                                Series 1978, 6.625% due
                                12/1/2007
1,680,000                       McKeesport Area School        NR/A                          1,653,523
                                District General Obligation
                                Refunding Revenue Series
                                1991, 0% due 10/1/2002
730,000                         Montgomery County Higher      Baa2/NR                       750,017
                                Education and Health
                                Authority, 6.25% due
                                7/1/2006
550,000                         Montgomery County Higher      Baa2/NR                       564,113
                                Education and Health
                                Authority, 6.375% due
                                7/1/2007
2,000,000                       Montgomery County             A2/BBB+                       2,089,360
                                Industrial Development
                                Authority Pollution Control
                                Revenue Series A, 5.20% due
                                10/1/2030  put 10/1/04
                                (Peco Energy Co. Project)
4,295,000                       Montgomery County             NR/AA-                        4,481,832
                                Industrial Development
                                Authority Revenue, 7.50%
                                due 1/1/2012 (LOC: Banque
                                Paribas)
960,000                         North Fayette                 Aaa/AAA                       963,734
                                Transportation& Business,
                                5.60% due 11/15/2006
2,750,000                       Pennsylvania Certificates     Aaa/AAA                       2,832,472
                                of Participation Series A,
                                5.40% due 7/1/2009
                                (Insured: AMBAC)
420,000                         Pennsylvania Higher           Baa3/NR                       437,388
                                Education Facilities
                                Authority Revenue, 6.15%
                                due 4/1/2004  (ETM)*
1,500,000                       Pennsylvania Higher           A3/A                          1,542,495
                                Educational Facilities
                                Authority Health Services
                                Revenue, 5.50% due
                                1/1/2009  (University
                                Pennsylvania Health Systems
                                Project)
750,000                         Pennsylvania Higher           A3/A                          792,443
                                Educational Facility
                                Series A, 6.00% due
                                1/1/2005 (University
                                Pennsylvania Health Systems
                                Project)
1,615,000                       Philadelphia Authority For    Aaa/NR                        1,797,317
                                Industrial Development
                                Revenues, 8.00% due
                                1/1/2014  pre-refunded
                                7/1/04
1,000,000                       Philadelphia Hospital and     A1/AA-                        1,046,540
                                Higher Education Facilities
                                Authority Revenue, 5.50%
                                due 5/15/2006  (Jefferson
                                Health Systems)
1,000,000                       Pleasant Valle School         Aaa/AAA                       1,003,340
                                District Series A, 5.75%
                                due 9/1/2002 (Insured:
                                AMBAC)
Puerto Rico                     (0.20%)
1,000,000                       Puerto Rico Municipal         Baa1/A-                       1,040,690
                                Finance Agency Series A,
                                5.70% due 7/1/2003
                                pre-refunded 7/1/02
250,000                         Puerto Rico Public            NR/AAA                        260,115
                                Improvement General
                                Obligation, 6.60% due
                                7/1/2004 pre-refunded
                                7/1/02 @ 101.5
Rhode Island                    (1.00%)
860,000                         Providence Public Building    Aaa/AAA                       909,949
                                Authority Refunding Series
                                B, 5.50% due 12/15/2003
                                (Insured: FSA)
1,075,000                       Providence Public Building    Aaa/AAA                       1,172,190
                                Authority Refunding Series
                                B, 5.75% due 12/15/2007
                                (Insured: FSA)
1,880,000                       Providence Series C, 5.50%    Aaa/AAA                       2,008,385
                                due 1/15/2012
2,190,000                       Rhode Island Depositor's      Aaa/AAA                       2,246,962
                                Economic Protection
                                Corporation Series 1992-A,
                                6.10% due 8/1/2002
                                (Insured: FSA)
2,075,000                       Rhode Island Economic         NR/AA                         2,193,462
                                Development Corporation
                                Revenue, 5.75% due 7/1/2010
                                (Providence Place Mall
                                Project; Insured: Asset
                                Guaranty)
139,000                         Rhode Island Industrial       A1/NR                         139,192
                                Facilities Corporation
                                Series 1991, 5.875% due
                                6/1/2002  (Paramount Cards,
                                Inc. Project; LOC: Bank of
                                Scotland)
South Carolina                  (0.40%)
2,050,000                       Charleston County             Aaa/AAA                       2,262,339
                                Certificates of
                                Participation, 6.00% due
                                12/1/2007 (Insured: MBIA)
300,000                         Edgefield County School       Aaa/AAA                       301,719
                                District General
                                Obligation, 8.50% due
                                2/1/2002 (Insured: FSA)
860,000                         Piedmont Municipal Power      Aaa/AAA                       879,384
                                Agency Electric Revenue,
                                6.25% due 1/1/2004
                                (Insured: FGIC)
South Dakota                    (0.50%)
1,160,000                       South Dakota Health and       Aaa/AAA                       1,191,366
                                Educational Facilities
                                Authority Revenue, 5.00%
                                due 9/1/2010  (Rapid City
                                Regional Hospital Project)
                                (Insured: MBIA)
1,100,000                       South Dakota Health and       Aaa/AAA                       1,166,165
                                Educational Facilities
                                Authority Revenue, 5.50%
                                due 9/1/2011  (Rapid City
                                Regional Hospital Project)
                                (Insured: MBIA)
1,250,000                       South Dakota Lease Revenue    Aaa/AAA                       1,358,475
                                Series 93-B, 8.00% due
                                9/1/2003 (Insured: FSA)
Tennessee                       (1.00%)
1,565,000                       Clarksville Natural Gas       NR/BBB-                       1,584,156
                                Corporation Series 1994-A,
                                7.00% due 5/1/2002
                                (Guarantee: Louis Dreyfus
                                Natural Gas)
1,130,000                       Clarksville Natural Gas       NR/BBB-                       1,143,831
                                Corporation Series 1994-A,
                                7.00% due 11/1/2002
                                (Guarantee: Louis Dreyfus
                                Natural Gas)
1,060,000                       Franklin Industrial           Aaa/AAA                       1,101,287
                                Development Multi Family
                                Refunding Housing Series A,
                                5.75% due 4/1/2010
                                (Insured: FSA)
1,000,000                       Hamilton County Industrial    Aaa/AAA                       1,080,320
                                Development Board, 5.75%
                                due 9/1/2005 (Insured:
                                FGIC)
1,070,000                       Southeast Tax Exempt          NR/AAA                        1,122,740
                                Mortgage Bond Trust, 7.25%
                                due 4/1/2017  put 4/1/03
                                (Inv. Agreement: Bayeriche
                                Landesbank)
985,000                         Tennessee Housing             A1/AA                         1,020,303
                                Development Agency Mortgage
                                Finance Series A, 5.70% due
                                7/1/2008
1,000,000                       Trenton Industrial            A1/A                          1,008,690
                                Development Board Revenue
                                Series A, 5.40% due
                                10/1/2002 (Kraft
                                Incorporated Project)
Texas                           (13.10%)
500,000                         Austin Community College      Aaa/AAA                       501,135
                                District Revenue, 5.70% due
                                2/1/2004 (Insured: MBIA)
750,000                         Bastrop County  Refunding,    Aaa/AAA                       758,460
                                5.25% due 6/1/2006
790,000                         Bellaire Refunding, 4.375%    Aa3/AA                        802,893
                                due 2/15/2004
1,800,000                       Bexar County Housing          Aaa/NR                        1,801,296
                                Finance Corporation Multi
                                Family Housing Revenue,
                                5.00% due 1/1/2011
                                (Insured: MBIA)
3,000,000                       Brazos River Authority        Baa1/BBB                      3,050,700
                                Revenue Refunding  , 5.20%
                                due 12/1/2018  put 12/1/02
                                (Reliant Energy
                                Incorporated Project)
1,250,000                       Cedar Hill Independent        NR/AAA                        815,700
                                School District Capital
                                Appreciation Refunding, 0%
                                due 8/15/2010 (Guarantee:
                                PSF)
1,700,000                       Clint Independent School      Aaa/AAA                       1,808,290
                                District Refunding, 5.50%
                                due 2/15/2011
1,425,000                       Clint Independent School      Aaa/AAA                       1,504,373
                                District Refunding, 5.50%
                                due 2/15/2012
3,300,000                       Coppell Independent School    NR/AAA                        2,589,411
                                District Capital
                                Appreciation Refunding, 0%
                                due 8/15/2007 (Guarantee:
                                PSF)
2,000,000                       Corpus Christi Utility        Aaa/AAA                       2,138,900
                                Systems Revenue Refunding,
                                5.50% due 7/15/2005
                                (Insured: FSA)
4,070,000                       Corpus Christi Utility        Aaa/AAA                       4,369,918
                                Systems Revenue Refunding,
                                5.50% due 7/15/2006
                                (Insured: FSA)
2,000,000                       Corpus Christi Utility        Aaa/AAA                       2,143,980
                                Systems Revenue Refunding,
                                5.50% due 7/15/2008
                                (Insured: FSA)
4,780,000                       Corpus Christi Utility        Aaa/AAA                       5,113,549
                                Systems Revenue Refunding,
                                5.50% due 7/15/2009
                                (Insured: FSA)
1,065,000                       Cypress-Fairbanks             Aaa/AAA                       1,063,200
                                Independent School District
                                General Obligation, 0% due
                                2/1/2002 (Insured: FGIC)
450,000                         Dallas Tax Increment          NR/AA                         481,343
                                Financing Reinvestment Zone
                                Number Two, 5.75% due
                                8/15/2006 (Insured: Asset
                                Guaranty)
1,000,000                       Denton County General         Aaa/AAA                       1,032,180
                                Obligation, 7.75% due
                                7/15/2002 (Insured: MBIA)
1,245,000                       Duncanville Independent       Aaa/AAA                       744,846
                                School District Capital
                                Appreciation Refunding
                                Series B, 0% due 2/15/2012
4,945,000                       Duncanville Independent       Aaa/AAA                       3,143,091
                                School District Refunding
                                Series B, 0% due 2/15/2011
4,500,000                       Ector County Hospital         Aaa/AAA                       4,715,685
                                District Hospital Revenue
                                Refunding, 5.50% due
                                4/15/2004 (Insured: MBIA)
715,000                         Ector County Hospital         A2/A                          724,123
                                Revenue, 7.125% due
                                4/15/2002
3,000,000                       Fort Bend County Industrial   A1/NR                         3,006,150
                                Development Corporation
                                Pollution Control Revenue
                                Refunding, 4.65% due
                                10/1/2011
1,390,000                       Fort Worth Water And Sewer    Aa2/AA                        1,457,151
                                Revenue Series 2001, 5.25%
                                due 2/15/2011 (Tarrant And
                                Denton County Project)
4,000,000                       Gulf Coast Waste Disposal     Baa2/BBB                      3,960,160
                                Authority Environmental
                                Facilities Revenue
                                Refunding, 4.20% due
                                11/1/2006
750,000                         Harlingen Consolidated        Aaa/AAA                       893,663
                                Independent School, 7.50%
                                due 8/15/2009 (Guarantee:
                                PSF)
4,410,000                       Harris County Health          Aaa/AAA                       4,656,431
                                Facilities Development
                                Corporation Thermal Utility
                                Revenue, 5.45% due
                                2/15/2011 (Insured: AMBAC)
755,000                         Harris County Hospital        Aaa/AAA                       862,308
                                District Mortgage Revenue
                                Pre-refunded Refunding,
                                7.40% due 2/15/2010
                                (Insured: AMBAC) (ETM)*
1,045,000                       Harris County Hospital        Aaa/AAA                       1,205,251
                                District Mortgage Revenue
                                Unrefunded Balance
                                Refunding, 7.40% due
                                2/15/2010 (Insured: AMBAC)
10,000,000                      Harris County Hospital        Aaa/AAA                       10,696,50
                                District Revenue Refunding,
                                5.75% due 2/15/2011
                                (Insured: MBIA)
3,260,000                       Harris County Houston         Aaa/AAA                       2,092,529
                                Sports Authority Revenue
                                Capital Appreciation Senior
                                Lien Series G, 0% due
                                11/15/2010 (Insured: MBIA)
600,000                         Harris County Texas Health    Aaa/AAA                       652,938
                                Facilities Hospital Series
                                A, 6.00% due 6/1/2010
                                (Memorial Hospital Systems
                                Project) (Insured: MBIA)
3,000,000                       Hays Consolidated             Aaa/AAA                       1,853,070
                                Independent School District
                                Capital Appreciation Spur
                                A, 0% due 8/15/2011
                                (Guarantee: PSF)
535,000                         Houston Housing Finance       Aaa/AAA                       536,204
                                Corp. SFMRB Series A, 5.35%
                                due 6/1/2002 (Insured: FSA)
620,000                         Houston Unrefunded Balance    Aa3/AA-                       624,842
                                Series C, 6.25% due
                                3/1/2012
2,000,000                       Irving Independent School     Aaa/AAA                       1,995,020
                                District Capital
                                Appreciation, 0% due
                                2/15/2002 (Guarantee: PSF)
500,000                         Irving Independent School     Aaa/AAA                       466,105
                                District Capital
                                Appreciation, 0% due
                                2/15/2004 (Guarantee: PSF)
500,000                         Lower Colorado River          Aaa/AAA                       617,060
                                Authority Revenue Refunding
                                & Improvement, 8.00% due
                                5/15/2010 (Insured: FSA)
1,415,000                       Midlothian Independent        Aaa/NR                        1,072,400
                                School District Capital
                                Appreciation Refunding, 0%
                                due 2/15/2008 (Guarantee:
                                PSF)
1,200,000                       Midlothian Independent        Aaa/NR                        860,760
                                School District Capital
                                Appreciation Refunding, 0%
                                due 2/15/2009 (Guarantee:
                                PSF)
700,000                         Midtown Redevelopment         NR/AA                         757,673
                                Authority Texas Tax, 6.00%
                                due 1/1/2010 (Insured:
                                Asset Guaranty)
740,000                         Midtown Redevelopment         NR/AA                         802,034
                                Authority Texas Tax, 6.00%
                                due 1/1/2011 (Insured:
                                Asset Guaranty)
2,275,000                       New Caney  Independent        Aaa/AAA                       2,025,205
                                School District Capital
                                Appreciation Refunding, 0%
                                due 2/15/2005 (Guarantee:
                                PSF)
1,095,000                       Quail Valley Utility          Baa1/BBB                      1,100,442
                                District Texas Refunding
                                Comb Tax and Revenue, 6.10%
                                due 3/1/2003
2,000,000                       Sabine River Authority        Baa1/BBB                      1,999,220
                                Pollution Series C, 4.00%
                                due 5/1/2028  (Electric
                                Company Project)
1,970,000                       Socorro Independent School    NR/AAA                        2,091,194
                                District Series A, 5.75%
                                due 2/15/2011 (Guarantee:
                                PSF)
965,000                         Southlake Tax Increment       Aaa/AAA                       760,150
                                Certificates Obligation
                                Series B, 0% due 2/15/2007
                                (Insured: AMBAC)
1,120,000                       Southlake Tax Increment       Aaa/AAA                       824,398
                                Certificates Obligation
                                Series B, 0% due 2/15/2008
                                (Insured: AMBAC)
1,275,000                       Southlake Tax Increment       Aaa/AAA                       878,360
                                Certificates Obligation
                                Series B, 0% due 2/15/2009
                                (Insured: AMBAC)
1,440,000                       Southlake Tax Increment       Aaa/AAA                       929,362
                                Certificates Obligation
                                Series B, 0% due 2/15/2010
                                (Insured: AMBAC)
500,000                         Spring Branch Independent     Aaa/AAA                       606,930
                                School District, 7.50% due
                                2/1/2011 (Guarantee: PSF)
580,000                         Tarrant County Health         Baa1/A-                       606,413
                                Facilities, 5.875% due
                                11/15/2007
                                (Adventist/Sunbelt Health
                                System Project)
650,000                         Tarrant County Health         Baa1/A-                       679,101
                                Facilities, 6.00% due
                                11/15/2009
                                (Adventist/Sunbelt Health
                                System Project)
730,000                         Tarrant County Health         Baa1/A-                       763,762
                                Facilities, 6.10% due
                                11/15/2011
                                (Adventist/Sunbelt Health
                                System Project)
1,400,000                       Tarrant County Health         Aaa/AAA                       1,455,566
                                Facilities Development
                                Corporation, 5.75% due
                                2/15/2011  (Texas Health
                                Resources Project; Insured:
                                MBIA)
1,000,000                       Texarkana Health Facilities   Aaa/AAA                       1,074,700
                                Development Corporation
                                Hospital Revenue, 5.75% due
                                10/1/2008 (Insured: MBIA)
3,960,000                       Texas Affordable Housing      Aaa/AAA                       3,832,132
                                Series A, 4.60% due
                                10/1/2011
1,000,000                       Texas Public Finance          Aaa/AAA                       1,088,530
                                Authority Building Revenue
                                State Preservation Project
                                Series B, 6.00% due
                                8/1/2011 (Insured: FSA)
2,300,000                       Travis County Health          Aaa/AAA                       2,456,699
                                Development Corporation
                                Series A, 5.75% due
                                11/15/2008 (Insured: MBIA)
2,000,000                       Travis County Health          Aaa/AAA                       2,153,900
                                Facilities Development
                                Corporation Revenue  Series
                                A, 5.75% due 11/15/2009
                                (Insured: MBIA)
2,000,000                       Travis County Health          Aaa/AAA                       2,129,140
                                Facilities Development
                                Series A, 5.75% due
                                11/15/2010 (Ascension
                                Health Project) (Insured:
                                MBIA)
1,000,000                       University of Texas           Aaa/AAA                       1,082,490
                                Permanent University Fund,
                                8.00% due 7/1/2003  (ETM)*
2,020,000                       Washington County Health      NR/A                          2,076,883
                                Facilities Development
                                Corporation Revenue, 5.35%
                                due 6/1/2009 (Insured: ACA)
Utah                            (1.40%)
1,000,000                       Davis County Solid Waste      Aaa/A                         1,050,520
                                Management and Recovery
                                Revenue, 5.90% due
                                6/15/2003  (ETM)*
370,000                         Intermountain Power Agency    A1/A+                         339,423
                                Power Supply Revenue
                                Capital Appreciation B, 0%
                                due 7/1/2004
630,000                         Intermountain Power Agency    A1/A+                         580,929
                                Power Supply Revenue
                                Capital Appreciation Series
                                B, 0% due 7/1/2004  (ETM)*
700,000                         Intermountain Power Agency    A1/A+                         729,064
                                Power Supply Revenue Series
                                A, 5.20% due 7/1/2006
                                (ETM)*
405,000                         Intermountain Power Agency    A1/A+                         420,062
                                Power Supply Revenue Series
                                A, 5.20% due 7/1/2006
410,000                         Intermountain Power Agency    Aaa/AAA                       410,119
                                Power Supply Revenue Series
                                A, 5.00% due 7/1/2012
                                (Insured: MBIA) (ETM)*
2,500,000                       Salt Lake County Housing      Aaa/NR                        2,613,575
                                Authority MFHR Refunding
                                Series 1993, 5.40% due
                                12/15/2018  put 12/15/03
                                (Summertree Project;  LOC:
                                Commerzbank)
1,500,000                       Salt Lake County Municipal    Aa1/AA+                       1,610,820
                                Building, 5.50% due
                                10/1/2009
840,000                         Snyderville Basin Sewer       Aaa/AAA                       891,702
                                Improvement, 5.00% due
                                11/1/2006
1,570,000                       Utah County Municipal         Aaa/NR                        1,615,985
                                Building Authority Lease
                                Revenue, 5.00% due
                                11/1/2010 (Insured: AMBAC)
525,000                         Utah Housing Finance Agency   Aaa/AA                        541,963
                                Refunding Single Family
                                Mortgage, 5.35% due
                                7/1/2003
890,000                         Utah Water Finance Agency     Aaa/NR                        919,780
                                Revenue Pooled Loan
                                Financing Program Series A,
                                5.00% due 10/1/2011
Vermont                         (0.10%)
1,070,000                       Vermont Educational and       NR/BBB                        1,092,984
                                Health Buildings Financing
                                Agency Revenue, 6.00% due
                                9/1/2006  (Northwestern
                                Medical Center Project)
Virginia                        (3.60%)
1,010,000                       Alexandria Industrial         Aaa/AAA                       1,105,617
                                Development Authority
                                Revenue, 5.75% due
                                10/1/2007 (Insured: AMBAC)
1,070,000                       Alexandria Industrial         Aaa/AAA                       1,172,912
                                Development Authority
                                Revenue, 5.75% due
                                10/1/2008 (Insured: AMBAC)
1,130,000                       Alexandria Industrial         Aaa/AAA                       1,238,887
                                Development Authority
                                Revenue, 5.75% due
                                10/1/2009 (Insured: AMBAC)
1,195,000                       Alexandria Industrial         Aaa/AAA                       1,313,030
                                Development Authority
                                Revenue, 5.75% due
                                10/1/2010 (Insured: AMBAC)
1,600,000                       Arlington County Virginia     Aaa/AAA                       1,700,528
                                Industrial Development
                                Authority Hospital Facility
                                Revenue, 5.00% due 9/1/2021
                                (Insured: AMBAC)
2,075,000                       Fairfax County Economic       Aa2/AA+                       2,179,082
                                Development Authority Lease
                                Revenue, 5.30% due
                                5/15/2004  (Government
                                Center Project)
520,000                         Hampton General Obligation    Aa2/AA                        523,786
                                Refunding Bond, 5.85% due
                                3/1/2007
3,000,000                       Hampton Redevelopment         Baa1/A1+                      3,166,590
                                Housing Authority Multi
                                Family Housing Refunding
                                Series 1994, 7.00% due
                                7/1/2024  put 7/1/04 (Chase
                                Hampton Apartments
                                Project;  LOC: Credit
                                Suisse)
1,460,000                       Norton Virginia Industrial    NR/A                          1,498,266
                                Development Authority
                                Hospital Revenue Refunding
                                Improvement, 5.75% due
                                12/1/2012  (Norton
                                Community Hospital Project)
10,000,000                      Roanoke Industrial            Aa3/AA-                       10,391,00
                                Development Authority
                                Hospital Revenue Series B,
                                6.20% due 7/1/2013
                                (Roanoke Memorial Hospital
                                Project)
3,000,000                       Suffolk Redevelopment         Baa2/NR                       3,109,440
                                Housing Authority MFHR,
                                7.00% due 7/1/2024  put
                                7/1/04 (Chase Heritage @
                                Dulles Project)
3,000,000                       Suffolk Redevelopment         Aaa/NR                        3,022,710
                                Housing Authority
                                Refunding, 4.85% due
                                7/1/2031  put 7/1/11
                                (Windsor At Potomac
                                Project; Collateralized:
                                FNMA)
Washington                      (3.30%)
1,760,000                       Energy Northwest Washington   Baa1/NR                       1,718,763
                                Wind Project Revenue Series
                                A, 4.95% due 7/1/2008
705,000                         Energy Northwest Washington   Baa1/NR                       688,482
                                Wind Project Revenue Series
                                B, 4.95% due 7/1/2008
785,000                         Energy Northwest Washington   Baa1/NR                       759,872
                                Wind Project Revenue Series
                                B, 5.20% due 7/1/2010
280,000                         Grant County PUD 2 Priest     Aaa/AAA                       285,071
                                Rapids Hydroelectric, 6.00%
                                due 1/1/2003 (Insured:
                                AMBAC)
950,000                         Grant County PUD 2 Priest     Aaa/AAA                       1,034,236
                                Rapids Hydroelectric, 6.00%
                                due 1/1/2006 (Insured:
                                AMBAC)
1,000,000                       Spokane Regional Solid        Aaa/AAA                       1,054,800
                                Waste Refunding, 5.00% due
                                12/1/2005
1,000,000                       Spokane Regional Solid        Aaa/AAA                       1,051,950
                                Waste Refunding, 5.00% due
                                12/1/2006
1,000,000                       Spokane Regional Solid        Aaa/AAA                       1,057,420
                                Waste Refunding, 5.25% due
                                12/1/2007
550,000                         Tacoma Conservation Systems   Aa1/AA-                       589,996
                                Project Revenue, 6.20% due
                                1/1/2006  (Tacoma Public
                                Utilities)
800,000                         University of Washington      Aaa/AAA                       825,120
                                Alumni Association Lease
                                Revenue Refunding, 4.50%
                                due 8/15/2004  (University
                                Washington Medical Center
                                Project) (Insured: MBIA)
900,000                         University of Washington      Aaa/AAA                       928,170
                                Alumni Association Lease
                                Revenue Refunding, 4.50%
                                due 8/15/2005  (University
                                Washington Medical Center
                                Project) (Insured: MBIA)
1,000,000                       University of Washington      Aaa/AAA                       1,046,070
                                Alumni Association Lease
                                Revenue Refunding, 5.00%
                                due 8/15/2006  (University
                                Washington Medical Center
                                Project) (Insured: MBIA)
1,100,000                       University of Washington      Aaa/AAA                       1,144,891
                                Alumni Association Lease
                                Revenue Refunding, 5.00%
                                due 8/15/2007  (University
                                Washington Medical Center
                                Project) (Insured: MBIA)
1,500,000                       Washington Health Care        Aaa/AAA                       1,589,070
                                Facilities, 5.50% due
                                12/1/2009  (Providence
                                Services Project: Insured:
                                MBIA)
3,500,000                       Washington Public Power       Aa1/AA-                       3,559,990
                                Supply System Project 1
                                Refunding Revenue, 5.30%
                                due 7/1/2002
500,000                         Washington Public Power       Aa1/AA-                       507,280
                                Supply System Project 2
                                Refunding Revenue, 7.50%
                                due 7/1/2002
1,140,000                       Washington Public Power       Aa1/AA-                       850,406
                                Supply System Project 3
                                Refunding Revenue, 0% due
                                7/1/2008
550,000                         Washington Public Power       Aa1/AA-                       562,639
                                Supply System Project
                                Series 1991-A, 6.50% due
                                7/1/2003
1,655,000                       Washington Public Power       Aaa/AAA                       1,805,026
                                Supply System Series 96-A,
                                6.00% due 7/1/2006
                                (Insured: MBIA)
1,000,000                       Washington Public Power       Aaa/AAA                       1,029,820
                                Supply Systems  Revenue
                                Refunding Series A, 5.10%
                                due 7/1/2010  (Nuclear
                                Project Number 2) (Insured:
                                FSA)
830,000                         Washington Public Power       Aa1/AA-                       619,155
                                Supply Systems  Revenue
                                Refunding Series B, 0% due
                                7/1/2008  (Nuclear Project
                                Number 3)
1,000,000                       Washington Public Power       Aaa/AAA                       1,096,400
                                Supply Systems Nuclear
                                Project Number 1, 6.00% due
                                7/1/2008 (Insured: AMBAC)
3,445,000                       Washington Public Power       Aa1/AA-                       3,171,226
                                Supply Systems Refunding
                                Series B, 0% due 7/1/2004
                                (Nuclear Project Number 3)
335,000                         Washington State Public       Aa1/NR                        357,914
                                Power Supply Systems
                                Nuclear Project Number 1
                                Refunding Series B, 5.70%
                                due 7/1/2010  (Bonneville
                                Power Admin. Project)
415,000                         Washington State Public       Aa1/NR                        428,521
                                Power Supply Systems
                                Nuclear Project Number 1
                                Refunding Series B, 5.70%
                                due 7/1/2010  (Bonneville
                                Power Admin. Project)
West Virginia                   (0.70%)
640,000                         Harrison County Nursing       NR/NR                         633,728
                                Facility Revenue Refunding,
                                5.625% due 9/1/2010 (Salem
                                Health Care Corporation
                                Project;  LOC: Fleet Bank)
291,695                         Marion County SFMR Series     NR/NR                         300,604
                                1992, 7.75% due 7/10/2011
2,500,000                       West Virginia Parkway         Aaa/AAA                       2,461,800
                                Economic Development
                                Tourism Authority Series
                                1993, 5.00% due 5/15/2002
                                (Insured: FGIC) (Inverse
                                Floater)
2,000,000                       West Virginia Statewide       Aaa/AAA                       2,138,180
                                Commission Lottery Revenue
                                Series 1997-A, 5.50% due
                                7/1/2005 (Insured: MBIA)
Wisconsin                       (0.60%)
1,500,000                       Bradley Pollution Control     B1/BBB-                       1,737,120
                                Revenue, 6.75% due
                                7/1/2009  (Owens Illinois
                                Waste Project)  (ETM)*
800,000                         Wisconsin Health &            Aaa/AAA                       860,688
                                Educational Facilities
                                Authority, 5.90% due
                                8/15/2005 (Wheaton
                                Franciscan Services Inc.
                                Project; Insured: MBIA)
2,000,000                       Wisconsin State Health and    Aaa/AAA                       2,182,340
                                Educational Facilities
                                Authority Revenue, 6.00%
                                due 8/15/2008  (Aurora
                                Health Care Inc. Project;
                                Insured: MBIA)
500,000                         Wisconsin Transportation      Aa3/AA-                       530,280
                                Revenue Series A, 5.50% due
                                7/1/2012
Wyoming                         (0.40%)
1,615,000                       West Park Hospital District   NR/A                          1,684,542
                                Revenue, 5.90% due 7/1/2010
                                (Insured: ACA)
2,500,000                       Wyoming Farm Loan Board       NR/AA-                        1,772,525
                                Revenue, 0% due 4/1/2009
Municipal Trust Certificates    (1.10%)
3,000,000                       Clipper Caraval Tax Exempt    Aaa/AAA                       3,057,630
                                Certificate Series 1998,
                                4.50% due 10/6/2005
                                (Insured: AMBAC)
5,600,000                       Municipal Tax Exempt Trust    NR/AAA                        5,730,928
                                Certificate Class A1 to A5,
                                4.60% due 8/6/2008
                                (Insured: AMBAC)

                                TOTAL INVESTMENTS  (100%)                                   $ 834,945
                                (Cost $811,525,745)

*Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S&P.

+ Credit ratings are unaudited.

* Escrowed to Maturity
 See notes to financial statements.


Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

LIMITED TERM NATIONAL FUND
Index Comparison
Compares performance of Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending December 31, 2001. On December 31, 2001, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 5.0 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

Class A Shares Average Annual Total Returns (at max. offering price) (periods ended 12/31/01)
One year:                  3.27%
Five years:                4.12%
Ten years:                 4.91%
Fifteen years:             5.59%
From inception (9/28/84):  6.35%

Lehman 5 yr. GO Index
 Fund A Shares
 CPI

Class C Shares Average Annual Total Returns (at max. offering price) periods ended 12/31/01)
One year:                  4.48%
Five years:                4.01%
From inception (9/1/94):   4.27%

Lehman 5 yr. GO Index
 Fund C Shares
 CPI

Thornburg limited term municipal fund national portfolio - a shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $100,000 investment 12.31.91 through 12.31.01 (after sales charges and fund expenses)

Return from a hypothetical $100,000 investment 12.31.91 through 12.31.01 (after sales charges and fund expenses)

$90,000
75,000
60,000
45,000
30,000
15,000
0                 $31,674           $61,831

Donoghue's Tax-exempt Money Market Fund Average

Thornburg Limited Term
Municipal Fund -
Nat'l Portfolio
(after capital gains taxes)

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for Class A and Class C shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.21 per share and the ending NAV at $13.41 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not flucuate. The net asset value of the Class A Shares of LTMFX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.